Schedule of Investments (unaudited)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.5%
29Metals Ltd.	1,136,947	$899,395
Abacus Property Group	1,787,321	3,164,740
Accent Group Ltd.	1,680,167	2,843,304
Adbri Ltd.	1,550,977	1,637,576
AET&D Holdings No. 1 Pty Ltd.(a)	169,200	1
AGL Energy Ltd.	2,919,376	16,071,131
Allkem Ltd.(b)	2,500,128	20,532,294
ALS Ltd.	2,012,247	17,562,356
Altium Ltd.	514,237	13,108,542
Alumina Ltd.	10,699,936	10,859,799
AMP Ltd.	12,706,887	9,607,131
Ansell Ltd.	550,636	9,798,620
APM Human Services International Ltd.	1,158,476	1,451,628
Arafura Rare Earths Ltd.(b)	7,535,502	2,070,088
ARB Corp. Ltd.	334,074	7,136,774
Arena REIT	1,515,588	3,767,629
Argosy Minerals Ltd.(b)	5,181,590	1,410,262
Atlas Arteria Ltd.	6,321,769	27,485,955
AUB Group Ltd.	441,519	8,091,904
Aussie Broadband Ltd.(b)(c)	811,067	1,787,408
Austal Ltd.	1,381,045	1,515,693
Australian Agricultural Co. Ltd.(b)(c)	1,358,903	1,384,204
Australian Clinical Labs Ltd.(c)	465,172	1,091,452
Australian Ethical Investment Ltd.	342,076	738,308
AVZ Minerals Ltd.(a)(b)(c)	10,717,468	4,425,251
Bank of Queensland Ltd.	2,805,663	10,834,425
Bapcor Ltd.	1,514,867	6,610,264
Beach Energy Ltd.	6,852,821	6,745,154
Bega Cheese Ltd.	1,266,081	3,188,044
Bellevue Gold Ltd.(b)	4,357,011	4,090,160
Bendigo & Adelaide Bank Ltd.	2,453,837	14,127,339
Blackmores Ltd.	71,865	4,539,469
Boral Ltd.(b)	1,686,122	4,628,172
Boss Energy Ltd. (b)(c)	1,448,863	2,551,285
BrainChip Holdings Ltd.(b)(c)	6,307,645	1,707,484
Breville Group Ltd.(c)	435,252	5,979,270
Brickworks Ltd.	330,753	5,503,117
BWP Trust	2,073,221	5,344,203
Calix Ltd.(b)	626,035	1,971,505
Capricorn Metals Ltd.(b)	1,218,801	3,586,331
carsales.com Ltd.	1,555,260	24,663,780
Centuria Capital Group	2,034,884	2,331,603
Centuria Industrial REIT	2,462,164	5,120,329
Centuria Office REIT	1,596,183	1,510,705
Chalice Mining Ltd.(b)	1,486,944	7,905,170
Challenger Ltd.	2,528,154	10,173,357
Champion Iron Ltd.	1,447,962	6,291,198
Charter Hall Group	2,057,030	15,303,990
Charter Hall Long Wale REIT	2,749,692	7,959,756
Charter Hall Retail REIT	2,253,744	5,801,418
Charter Hall Social Infrastructure REIT	1,435,539	2,887,794
Cleanaway Waste Management Ltd.	9,681,204	15,591,165
Clinuvel Pharmaceuticals Ltd.(c)	165,729	2,230,184
Codan Ltd./Australia	434,401	2,110,126
Collins Foods Ltd.	482,484	2,781,706
Core Lithium Ltd.(b)(c)	6,792,114	4,471,002
Coronado Global Resources Inc.(d)	3,251,480	3,584,963
Corporate Travel Management Ltd.	547,838	7,664,940

Security	Shares	Value

Australia (continued)
Costa Group Holdings Ltd.	2,025,990	$3,361,997
Credit Corp. Group Ltd.	299,014	3,600,599
Cromwell Property Group	6,123,769	2,320,507
CSR Ltd.	2,101,342	7,356,215
Data#3 Ltd.	638,246	3,222,001
De Grey Mining Ltd.(b)(c)	5,857,522	6,286,955
Deterra Royalties Ltd.	1,806,550	5,539,547
Dexus Industria REIT	876,975	1,625,018
Dicker Data Ltd.	273,479	1,479,965
Domain Holdings Australia Ltd.	1,069,065	2,384,336
Domino’s Pizza Enterprises Ltd.	262,424	8,833,071
Downer EDI Ltd.	2,936,123	6,946,084
Eagers Automotive Ltd.	672,528	6,351,000
Elders Ltd.	678,580	3,653,488
Evolution Mining Ltd.	8,004,871	18,875,318
EVT Ltd.	485,646	3,892,080
Firefinch Ltd.(a)(b)(c)	4,681,624	495,653
FleetPartners Group Ltd., NVS(c)	1,185,919	1,652,903
Flight Centre Travel Group Ltd.(b)(c)	690,821	9,071,680
G8 Education Ltd.	3,271,474	2,649,091
Gold Road Resources Ltd.	4,454,814	5,543,053
Goulamina Holdings Pty Ltd.(b)	3,850,585	1,352,386
GrainCorp Ltd., Class A	971,033	4,399,543
Grange Resources Ltd.(c)	2,209,163	906,723
Growthpoint Properties Australia Ltd.	1,144,595	2,481,083
GUD Holdings Ltd.	612,469	3,906,906
GWA Group Ltd.	932,738	1,089,562
Hansen Technologies Ltd.(c)	703,347	2,106,711
Harvey Norman Holdings Ltd.	2,563,803	6,157,247
Healius Ltd.	2,519,173	5,006,324
Helia Group Ltd.	1,544,124	3,243,562
Home Consortium Ltd.(c)	878,332	2,299,208
HomeCo Daily Needs REIT	6,395,216	5,112,241
HUB24 Ltd.	332,616	6,289,227
Iluka Resources Ltd.	1,835,220	13,485,132
Imdex Ltd.	1,805,250	2,494,558
Imugene Ltd.(b)(c)	23,575,652	1,968,050
Incitec Pivot Ltd.	8,420,673	17,941,217
Ingenia Communities Group	1,599,128	4,557,782
Inghams Group Ltd.	1,603,240	2,992,751
Insignia Financial Ltd.	2,703,511	5,365,841
Integral Diagnostics Ltd.	859,810	1,801,184
InvoCare Ltd.	605,103	4,469,024
ionner Ltd.(b)	6,431,328	1,313,187
IPH Ltd.	930,897	5,035,850
IRESS Ltd.	768,642	5,281,330
JB Hi-Fi Ltd.	474,328	14,038,076
Jervois Global Ltd.(b)(c)	6,940,908	408,387
Johns Lyng Group Ltd.(c)	737,687	3,325,928
Judo Capital Holdings Ltd.(b)	2,316,257	1,909,434
Jumbo Interactive Ltd.	232,289	2,020,618
Karoon Energy Ltd.(b)	2,445,441	3,495,773
Kelsian Group Ltd.	636,705	2,595,537
Lake Resources NL(b)(c)	5,430,396	1,532,741
Lifestyle Communities Ltd.(c)	410,173	4,644,055
Link Administration Holdings Ltd.	2,199,307	3,102,843
Liontown Resources Ltd.(b)(c)	7,183,775	13,211,070
Lovisa Holdings Ltd.	257,806	4,573,778
Lynas Rare Earths Ltd.(b)	3,936,328	16,906,150
MA Financial Group Ltd.(c)	433,622	1,333,805

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Maas Group Holdings Ltd.(c)	416,648	$836,495
Magellan Financial Group Ltd.	598,288	3,242,423
Mayne Pharma Group Ltd.	335,077	924,625
McMillan Shakespeare Ltd.	272,324	2,781,855
Megaport Ltd.(b)(c)	653,109	2,469,506
Mesoblast Ltd.(b)(c)	2,935,528	1,676,573
Metcash Ltd.	4,211,124	10,913,190
Mincor Resources NL(b)(c)	1,587,158	1,483,612
Monadelphous Group Ltd.	397,288	3,274,884
Mount Gibson Iron Ltd.(b)(c)	2,610,143	825,280
Nanosonics Ltd.(b)(c)	1,115,848	4,250,975
National Storage REIT	5,165,416	8,603,411
Neometals Ltd.(b)(c)	2,036,170	845,304
Netwealth Group Ltd.	530,082	4,816,879
Neuren Pharmaceuticals Ltd., NVS(b)	467,871	4,413,216
New Hope Corp. Ltd.	2,301,371	8,135,152
NEXTDC Ltd.(b)	2,009,753	15,421,949
nib holdings Ltd.	2,079,005	10,667,565
Nick Scali Ltd.(c)	285,644	1,848,770
Nickel Mines Ltd.	4,746,048	3,019,596
Nine Entertainment Co. Holdings Ltd.	6,278,444	8,660,554
Novonix Ltd.(b)(c)	1,282,049	849,266
NRW Holdings Ltd.	1,865,529	2,998,050
Nufarm Ltd./Australia	1,638,503	6,092,315
Objective Corp. Ltd.	109,613	938,374
Omni Bridgeway Ltd.(b)	1,119,649	1,707,315
oOh!media Ltd.	2,037,210	2,232,071
Orora Ltd.	3,681,565	8,414,357
Paladin Energy Ltd.(b)(c)	11,629,870	5,115,065
Pepper Money Ltd./Australia	719,931	622,948
Perenti Global Ltd.(b)	2,665,736	2,042,800
Perpetual Ltd.	480,955	7,860,182
Perseus Mining Ltd.	5,710,817	8,439,972
PEXA Group Ltd.(b)	731,073	6,488,074
Pinnacle Investment Management Group Ltd.	517,262	2,848,548
Platinum Asset Management Ltd.	2,270,190	2,652,045
PointsBet Holdings Ltd.(b)(c)	823,094	857,616
PolyNovo Ltd.(b)(c)	2,649,730	2,878,604
Premier Investments Ltd.	375,373	6,532,735
Pro Medicus Ltd.(c)	203,950	8,371,511
PWR Holdings Ltd.	322,980	2,157,450
Qube Holdings Ltd.	7,294,453	14,922,955
Ramelius Resources Ltd.	3,860,632	3,369,207
Region RE Ltd.	4,863,495	7,958,912
Regis Resources Ltd.(b)	3,333,688	4,716,949
Reliance Worldwide Corp. Ltd.	3,449,085	9,406,101
Rural Funds Group	1,666,492	2,171,199
Sandfire Resources Ltd.(b)(c)	2,150,490	9,369,366
Sayona Mining Ltd.(b)(c)	29,772,704	4,021,601
Select Harvests Ltd.(c)	507,537	1,489,275
Seven Group Holdings Ltd.	708,665	11,193,748
Seven West Media Ltd.(b)	3,944,742	1,008,801
Sigma Healthcare Ltd.	4,761,608	2,209,940
Silex Systems Ltd.(b)	764,833	1,709,173
Silver Lake Resources Ltd.(b)	4,136,744	3,487,397
Sims Ltd.	709,829	7,438,828
SiteMinder Ltd.(b)(c)	949,465	2,302,802
SmartGroup Corp. Ltd.	562,631	2,518,380
Star Entertainment Grp Ltd. (The)(b)	6,363,813	5,394,443
Steadfast Group Ltd.	4,501,627	17,747,237

Security	Shares	Value

Australia (continued)
Strike Energy Ltd.(b)	8,412,668	$2,657,508
Super Retail Group Ltd.	683,270	6,166,232
Syrah Resources Ltd.(b)(c)	2,758,290	2,132,707
Tabcorp Holdings Ltd.	9,910,769	6,912,905
Technology One Ltd.	1,283,259	12,937,578
Telix Pharmaceuticals Ltd.(b)(c)	964,143	6,526,177
Temple & Webster Group Ltd.(b)(c)	378,827	1,015,699
Terracom Ltd.	2,383,157	1,015,593
Tietto Minerals Ltd.(b)(c)	2,828,588	1,123,079
Tyro Payments Ltd.(b)(c)	1,744,741	1,846,942
United Malt Grp Ltd.	1,124,350	3,294,001
Ventia Services Group Pty Ltd.	2,099,068	3,655,858
Viva Energy Group Ltd.(d)	3,701,058	7,650,081
Vulcan Energy Resources Ltd.(b)(c)	392,613	1,563,494
Vulcan Steel Ltd.	197,941	1,023,790
Waypoint REIT Ltd	2,918,934	5,069,513
Webjet Ltd.(b)	1,673,506	8,276,063
Weebit Nano Ltd.(b)(c)	715,991	2,535,741
West African Resources Ltd.(b)	4,334,279	2,804,208
Whitehaven Coal Ltd.	3,637,835	17,457,152
Worley Ltd.	1,360,485	13,669,426
Zip Co. Ltd.(b)(c)	2,783,331	950,883
		1,069,458,294
Austria — 1.1%
Agrana Beteiligungs AG	12,995	244,142
ams-OSRAM AG(b)(c)	1,197,465	8,269,784
ANDRITZ AG	296,472	19,254,610
AT&S Austria Technologie & Systemtechnik AG(c)	110,804	3,388,342
BAWAG Group AG(d)	367,423	17,920,701
CA Immobilien Anlagen AG(b)	189,103	5,486,191
DO & CO AG(b)(c)	29,707	3,479,545
EVN AG(c)	169,953	4,095,933
IMMOFINANZ AG(b)(c)	157,511	2,573,292
Kontron AG(c)	185,832	3,596,122
Lenzing AG(b)(c)	58,351	3,818,794
Oesterreichische Post AG(c)	152,151	5,861,045
Palfinger AG	54,360	1,787,336
Porr AG	56,282	859,558
Raiffeisen Bank International AG(b)	643,845	9,890,548
Schoeller-Bleckmann Oilfield Equipment AG	45,505	2,858,036
Semperit AG Holding	43,521	1,143,746
UNIQA Insurance Group AG	565,394	5,073,102
Vienna Insurance Group AG Wiener
Versicherung Gruppe	167,896	4,940,004
Wienerberger AG	488,757	14,723,682
		119,264,513
Belgium — 1.5%
Ackermans & van Haaren NV	101,215	17,803,245
Aedifica SA	173,015	14,452,271
AGFA-Gevaert NV(b)	588,236	1,651,129
Barco NV	301,644	8,809,555
Bekaert SA	153,143	7,129,433
bpost SA	438,271	2,156,299
Cofinimmo SA	135,106	12,907,307
Deme Group NV(b)	32,000	4,234,379
Econocom Group SA/NV	473,104	1,623,892
Etablissements Franz Colruyt NV(c)	233,648	6,490,204
Euronav NV	767,638	13,150,264
Exmar NV	139,538	1,826,633

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Belgium (continued)
Fagron	305,319	$5,675,371
Galapagos NV(b)(c)	199,648	7,746,206
Immobel SA(c)	18,728	934,347
Intervest Offices & Warehouses NV	106,036	2,189,602
Ion Beam Applications	101,848	1,865,202
KBC Ancora	151,763	7,304,053
Kinepolis Group NV(b)	57,884	2,929,685
Melexis NV	86,836	8,277,628
Montea NV	54,837	4,804,436
Ontex Group NV(b)	282,279	2,421,146
Proximus SADP	649,324	5,535,215
Recticel SA	180,262	2,569,546
Retail Estates NV	43,546	3,226,265
Telenet Group Holding NV	199,472	4,627,099
Tessenderlo Group SA(b)	134,504	4,456,931
VGP NV	54,221	5,676,383
X-Fab Silicon Foundries SE(b)(c)(d)	246,256	2,097,488
Xior Student Housing NV	116,234	3,691,436
		168,262,650
Denmark — 2.2%
ALK-Abello AS(b)	574,518	7,272,915
Alm Brand A/S	3,707,628	6,859,012
Amagerbanken A/S(a)	130,550	—
Ambu A/S, Class B(b)(c)	726,433	11,550,507
Bavarian Nordic A/S(b)(c)	307,029	8,443,568
Better Collective A/S(b)(c)	131,784	2,789,833
Cadeler AS(b)(c)	472,020	2,052,870
cBrain A/S	47,942	990,031
Chemometec A/S(b)	71,928	4,161,998
D/S Norden A/S	96,323	6,052,617
Dfds A/S	156,577	6,307,455
FLSmidth & Co. A/S(c)	226,006	8,929,110
GN Store Nord A/S(b)	569,737	15,209,631
H Lundbeck AS	1,167,847	6,183,301
H Lundbeck AS, Class A	286,496	1,439,998
ISS A/S	691,644	14,460,691
Jyske Bank A/S, Registered(b)	209,303	15,302,953
Matas A/S	158,413	1,993,060
Netcompany Group A/S(b)(d)	173,999	6,734,122
Nilfisk Holding A/S(b)	52,455	1,077,095
NKT A/S(b)(c)	176,726	9,287,533
NTG Nordic Transport Group A/S, Class A(b)	34,727	1,847,651
Per Aarsleff Holding A/S	76,285	3,285,626
Ringkjoebing Landbobank A/S	117,772	16,564,559
Royal Unibrew A/S	218,746	19,552,412
Scandinavian Tobacco Group A/S, Class A(d)	246,317	4,811,083
Schouw & Co. A/S	56,352	4,797,668
SimCorp A/S	176,059	19,083,974
Solar A/S, Class B	22,898	1,873,289
Spar Nord Bank A/S	377,135	6,134,272
Sydbank AS	252,251	11,254,010
Topdanmark AS	197,055	10,402,478
Zealand Pharma A/S(b)	218,308	7,383,173
		244,088,495
Finland — 1.4%
Aktia Bank OYJ(c)	211,101	2,123,750
Anora Group OYJ	138,942	812,026
Cargotec OYJ, Class B	169,764	9,381,052
Caverion OYJ	428,156	4,057,353

Security	Shares	Value

Finland (continued)
Citycon OYJ	356,240	$2,691,823
Finnair OYJ(b)(c)	2,806,204	1,643,067
F-Secure OYJ	483,700	1,558,590
Huhtamaki OYJ	423,386	15,261,380
Incap OYJ(c)	69,837	862,026
Kemira OYJ	474,878	8,330,198
Kempower OYJ(b)(c)	68,917	2,510,693
Kojamo OYJ	597,712	7,421,539
Konecranes OYJ	259,872	10,179,146
Marimekko OYJ	109,386	1,131,095
Metsa Board OYJ, Class B(c)	769,203	5,546,601
Musti Group OYJ	136,184	2,821,847
Nokian Renkaat OYJ	570,660	5,559,582
Oriola OYJ, Class B	758,192	1,214,747
Outokumpu OYJ	1,577,674	8,600,796
Puuilo OYJ	210,768	1,629,110
QT Group OYJ(b)(c)	71,800	6,191,631
Revenio Group OYJ	101,699	3,824,198
Rovio Entertainment OYJ(d)	182,526	1,873,484
Sanoma OYJ	308,280	2,673,522
Talenom OYJ(c)	118,964	1,011,988
TietoEVRY OYJ	385,240	12,309,893
TietoEVRY OYJ, New	12,844	410,197
Tokmanni Group Corp.	219,422	3,005,038
Uponor OYJ	232,828	6,213,278
Valmet OYJ	727,759	24,621,345
YIT OYJ	598,903	1,550,393
		157,021,388
France — 3.8%
AB Science SA(b)	103,748	731,784
ABC arbitrage	83,506	557,613
Air France-KLM(b)(c)	5,044,070	8,737,164
AKWEL	36,551	542,406
ALD SA(d)	609,094	7,337,677
Altarea SCA	16,455	2,154,093
Alten SA	127,810	21,728,717
Antin Infrastructure Partners SA	149,644	2,525,461
APERAM SA	205,276	7,611,095
Atos SE(b)(c)	433,770	6,013,203
Aubay	29,478	1,447,805
Believe SA(b)(c)	83,524	994,853
Beneteau SA	163,650	2,634,012
Boiron SA	34,035	1,496,377
Bonduelle SCA	58,027	732,856
Carmila SA	245,769	4,159,796
Casino Guichard Perrachon SA(b)(c)	186,647	1,588,353
CGG SA(b)(c)	2,996,249	2,242,250
Chargeurs SA	75,539	1,240,769
Cie. des Alpes	83,565	1,325,352
Cie. Plastic Omnium SA	252,660	4,473,245
Coface SA	447,061	6,842,907
Derichebourg SA	422,491	2,612,798
Elior Group SA(b)(c)(d)	550,341	1,914,871
Elis SA	850,665	16,897,457
Equasens	18,702	1,478,335
Eramet SA	43,903	4,276,481
Esker SA	23,196	3,531,363
Etablissements Maurel et Prom SA	256,277	978,258
Euroapi SA(b)	225,211	2,704,813
Eutelsat Communications SA(c)	747,333	4,968,020

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Faurecia SE(b)	685,238	$14,228,167
Fnac Darty SA	70,482	2,657,395
Gaztransport Et Technigaz SA	111,946	11,971,640
ICADE	149,431	7,018,163
ID Logistics Group(b)	12,063	3,545,736
Imerys SA	146,313	6,014,698
Interparfums SA	83,126	6,602,940
IPSOS	173,902	9,429,064
JCDecaux SE(b)	279,487	6,187,252
Kaufman & Broad SA	56,256	1,830,431
Korian SA	322,128	2,794,858
LISI(c)	81,170	2,300,636
Maisons du Monde SA(d)	122,444	1,291,533
Manitou BF SA	52,845	1,305,173
McPhy Energy SA(b)(c)	95,454	1,294,999
Mercialys SA	325,991	3,277,964
Mersen SA	77,056	3,108,448
Metropole Television SA	107,598	1,737,153
Neoen SA(d)	296,126	8,890,672
Nexans SA	104,459	8,987,952
Nexity SA	167,642	4,398,066
Orpea SA(b)(c)	235,561	696,505
Peugeot Invest	22,247	2,729,359
Pierre & Vacances SA, NVS(b)(c)	590,027	1,081,880
Quadient SA	152,211	3,025,669
Rexel SA	1,067,619	24,729,904
Rubis SCA	397,859	11,758,224
SCOR SE	663,197	17,154,317
Seche Environnement SA, NVS	10,044	1,148,805
SES SA	1,654,388	10,261,560
SES-Imagotag SA(b)	20,365	3,256,810
SMCP SA(b)(d)	176,056	1,558,690
Societe BIC SA	106,782	6,590,178
SOITEC(b)	115,878	17,115,631
Sopra Steria Group SACA	67,346	14,577,944
SPIE SA	565,375	17,647,070
Television Francaise 1	180,211	1,452,280
Trigano SA	37,381	4,869,769
Ubisoft Entertainment SA(b)	409,347	11,988,609
Vallourec SA(b)(c)	599,322	6,846,198
Valneva SE(b)	482,288	2,343,772
Verallia SA(d)	321,348	13,043,616
Vicat SA	75,219	2,194,435
Vilmorin & Cie SA	26,104	1,238,291
Virbac SA	18,375	6,276,509
Voltalia SA(b)(c)	164,239	2,496,943
Waga Energy SA(b)(c)	20,319	533,550
Wavestone.	33,446	1,719,845
		423,689,487
Germany — 4.6%
1&1 AG	183,229	2,138,156
Aareal Bank AG(b)	254,870	8,677,998
About You Holding SE(b)(c)	158,812	977,775
Adesso SE(c)	13,370	2,004,637
ADVA Optical Networking SE(b)	83,552	1,841,320
AIXTRON SE	495,886	14,039,455
Amadeus Fire AG	24,082	3,549,552
Atoss Software AG	16,974	3,404,889
AURELIUS Equity Opportunities SE & Co. KGaA	122,322	2,263,996
Aurubis AG	136,599	12,815,344

Security	Shares	Value

Germany (continued)
Auto1 Group SE(b)(c)(d)	376,360	$2,969,897
Basler AG(c)	49,158	1,059,278
BayWa AG	62,347	2,669,659
Bertrandt AG	31,078	1,729,366
Bilfinger SE	135,432	5,859,277
Borussia Dortmund GmbH & Co. KGaA(b)	331,999	1,660,828
CANCOM SE	155,013	5,581,559
Ceconomy AG(b)	630,564	1,924,205
Cewe Stiftung & Co. KGaA(c)	22,080	2,274,482
CompuGroup Medical SE & Co. KgaA	117,227	6,445,497
CropEnergies AG	111,600	1,292,475
CTS Eventim AG & Co. KGaA(b)	251,815	16,590,880
Datagroup SE	20,318	1,493,307
Dermapharm Holding SE	82,545	4,143,891
Deutsche Beteiligungs AG	50,274	1,588,854
Deutsche EuroShop AG	63,809	1,441,311
Deutsche Pfandbriefbank AG(c)(d)	584,299	5,389,229
Deutz AG	509,775	3,388,582
DIC Asset AG	185,682	1,413,449
Draegerwerk AG & Co. KGaA	13,057	601,398
Duerr AG	225,978	7,840,751
Eckert & Ziegler Strahlen- und Medizintechnik AG	64,937	3,358,440
Elmos Semiconductor SE	35,007	2,645,976
ElringKlinger AG	123,000	1,382,615
Encavis AG	523,775	9,057,278
Energiekontor AG(c)	28,122	2,253,331
Evotec SE(b)	616,755	11,327,565
Fielmann AG	110,932	5,746,644
flatexDEGIRO AG(b)(c)	289,451	3,119,580
Fraport AG Frankfurt Airport Services Worldwide(b)(c)	160,700	8,654,870
Freenet AG	489,610	13,958,297
Gerresheimer AG	150,230	16,370,168
GFT Technologies SE	74,508	2,942,461
Global Fashion Group SA(b)	404,818	369,261
Grand City Properties SA	416,543	3,478,770
GRENKE AG(c)	125,067	4,485,538
Hamborner REIT AG	278,707	2,198,611
Hamburger Hafen und Logistik AG	110,139	1,519,929
Heidelberger Druckmaschinen AG(b)	1,089,985	2,259,577
Hensoldt AG	159,726	5,990,536
HOCHTIEF AG	119,010	9,962,150
Hornbach Holding AG & Co. KGaA	39,385	3,346,448
Hugo Boss AG(c)	245,439	18,504,021
Hypoport SE(b)(c)	16,983	2,723,421
Indus Holding AG	76,349	2,261,373
Instone Real Estate Group SE(d)	198,892	1,591,319
Jenoptik AG	222,593	7,105,241
JOST Werke AG(d)	58,496	3,232,032
K+S AG, Registered	832,262	16,600,162
KION Group AG	315,243	13,073,932
Kloeckner & Co. SE	326,423	3,623,278
Krones AG	62,982	8,275,518
KWS Saat SE & Co. KGaA	53,334	3,458,153
LANXESS AG	355,882	14,501,050
MBB SE	8,158	743,803
Medios AG(b)(c)	58,988	1,183,767
METRO AG(b)	558,509	4,750,076
MorphoSys AG(b)(c)	149,316	3,136,363
Nagarro SE(b)(c)	36,200	3,897,787
Nordex SE(b)	602,644	7,257,741

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Norma Group SE	136,721	$3,252,348
OHB SE	14,662	521,569
PATRIZIA SE	198,315	2,131,934
Pfeiffer Vacuum Technology AG	15,428	2,575,448
PNE AG	151,843	2,479,621
ProSiebenSat.1 Media SE	766,228	6,880,878
PVA TePla AG(b)	94,875	2,031,661
Salzgitter AG(c)	129,300	5,126,699
Secunet Security Networks AG	7,095	1,566,858
SGL Carbon SE(b)(c)	272,756	2,516,127
Siltronic AG	65,516	4,722,077
Sixt SE	60,260	7,476,420
SMA Solar Technology AG(b)	44,993	4,866,844
Software AG	225,932	7,718,667
Stabilus SE	106,983	6,991,624
Steico SE(c)	23,627	1,176,821
Stratec SE	33,675	2,317,195
Stroeer SE & Co. KGaA	149,644	8,206,373
Suedzucker AG	309,251	6,247,169
SUSE SA(b)(c)	183,046	3,460,543
Synlab AG(c)	285,403	3,013,996
TAG Immobilien AG	766,057	6,559,680
Takkt AG	143,643	2,300,411
TeamViewer AG(b)(d)	610,815	11,273,073
thyssenkrupp AG	2,024,855	14,571,293
Tonies SE, Class A(b)(c)	165,850	998,977
TUI AG(b)(c)	1,847,876	11,833,772
Varta AG(c)	80,348	2,083,793
VERBIO Vereinigte BioEnergie AG	97,897	3,646,069
Vib Vermoegen AG	36,007	736,080
Vitesco Technologies Group AG(b)	87,361	5,982,584
Vossloh AG	50,819	2,331,142
Wacker Neuson SE	117,635	2,869,211
Wuestenrot & Wuerttembergische AG	68,041	1,237,867
		511,123,203
Guernsey — 0.1%
Shurgard Self Storage Ltd.(c)	114,335	5,911,883

Hong Kong — 1.9%
ASMPT Ltd.	1,347,700	10,595,825
Bank of East Asia Ltd. (The)	5,328,000	7,021,822
Brightoil Petroleum Holdings Ltd.(a)	12,938,512	16
Cafe de Coral Holdings Ltd.	1,512,000	2,117,840
Champion REIT	11,036,000	4,606,529
Chinese Estates Holdings Ltd.(b)(c)	1,762,000	508,994
Chow Sang Sang Holdings International Ltd.	1,534,000	2,015,533
CITIC Telecom International Holdings Ltd.	7,456,000	2,995,439
Citychamp Watch & Jewellery Group Ltd.(b)	5,546,000	834,256
CK Life Sciences International Holdings Inc.(c)	14,480,000	1,461,708
C-Mer Eye Care Holdings Ltd.(b)	2,468,000	1,413,755
Comba Telecom Systems Holdings Ltd.	8,440,000	1,651,741
Cowell e Holdings Inc.(b)	1,303,000	2,520,278
Dah Sing Banking Group Ltd.	2,147,200	1,722,258
Dah Sing Financial Holdings Ltd.	615,200	1,576,096
EC Healthcare	2,134,000	1,436,952
E-Commodities Holdings Ltd.	5,350,000	888,392
Far East Consortium International Ltd.	4,738,500	1,197,011
First Pacific Co. Ltd.	9,672,000	3,238,807
Fortune REIT	6,484,000	5,424,304
Fosun Tourism Group(b)(d)	1,121,200	1,306,982

Security	Shares	Value

Hong Kong (continued)
Guotai Junan International Holdings Ltd.(c)	12,079,000	$1,020,204
Haitong International Securities Group Ltd.(b)(c)	8,944,899	755,047
Hang Lung Group Ltd.	3,374,000	5,931,572
Health and Happiness H&H International Holdings Ltd.	981,500	1,680,788
HKBN Ltd.	3,919,500	2,765,804
Hong Kong Technology Venture Co. Ltd.(c)	2,428,000	1,527,254
Hutchison Telecommunications Hong Kong Holdings Ltd.	10,002,000	1,735,139
Hysan Development Co. Ltd.	2,769,000	7,825,320
IGG Inc.(b)	3,466,000	2,865,165
Johnson Electric Holdings Ltd.	1,438,250	1,608,055
K Wah International Holdings Ltd.	4,191,000	1,448,261
Kerry Logistics Network Ltd.(c)	1,550,888	2,197,420
Kerry Properties Ltd.	2,572,000	6,636,031
Luk Fook Holdings International Ltd.	1,517,000	4,861,263
Man Wah Holdings Ltd.	7,791,600	6,554,584
MECOM Power and Construction Ltd.	4,589,000	837,610
Melco International Development Ltd.(b)	2,986,000	3,475,197
Melco Resorts & Entertainment Ltd., ADR(b)	898,094	12,250,002
MGM China Holdings Ltd.(b)	4,167,600	5,692,401
Nissin Foods Co. Ltd.	1,343,000	1,199,762
NWS Holdings Ltd.	6,940,000	6,011,160
Pacific Basin Shipping Ltd.	22,829,000	7,943,491
Pacific Textiles Holdings Ltd.	3,966,000	1,276,091
PAX Global Technology Ltd.	2,941,000	2,422,622
PCCW Ltd.	18,993,000	9,907,280
Perfect Medical Health Management Ltd.	1,872,000	913,018
Prosperity REIT	8,483,000	2,057,703
Realord Group Holdings Ltd.(b)(c)	1,906,000	1,318,807
Sa Sa International Holdings Ltd.(b)	5,154,000	1,211,778
Shangri-La Asia Ltd.(b)	4,626,000	4,267,552
Shun Tak Holdings Ltd.(b)	5,940,000	1,078,268
SJM Holdings Ltd.(b)	10,911,000	5,681,689
SmarTone Telecommunications Holdings Ltd.	2,607,500	1,587,058
Stella International Holdings Ltd.	2,122,500	2,209,121
Sun Hung Kai & Co. Ltd.(c)	2,447,000	902,890
SUNeVision Holdings Ltd.	2,745,000	1,559,675
Sunlight REIT	4,019,000	1,558,500
Texhong Textile Group Ltd.	1,149,500	839,705
Theme International Holdings Ltd.(b)	20,750,000	2,411,170
United Energy Group Ltd.(b)(c)	34,284,000	5,166,392
United Laboratories International Holdings Ltd. (The)	4,522,000	3,661,380
Value Partners Group Ltd.(c)	3,642,000	1,155,938
Vesync Co. Ltd.	1,787,000	696,620
Vitasoy International Holdings Ltd.	3,722,000	6,583,599
Viva China Holdings Ltd.(b)	16,904,000	2,869,745
Vobile Group Ltd.(b)(c)	6,371,000	2,486,241
VSTECS Holdings Ltd.	3,712,000	2,132,523
VTech Holdings Ltd.	757,700	4,548,879
Xinyi Electric Storage Holdings Ltd.(b)	1	—
Yue Yuen Industrial Holdings Ltd.	3,464,500	5,213,819
		217,074,131
Ireland — 0.3%
C&C Group PLC(b)	1,684,928	3,316,107
Cairn Homes PLC(b)	2,925,473	3,300,946
Dalata Hotel Group PLC(b)	871,859	4,382,280
Glanbia PLC	819,636	12,429,849
Glenveagh Properties PLC(b)(d)	2,493,860	2,599,594
Greencore Group PLC(b)	2,337,261	2,518,781

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Greencore Group PLC	—	$—
Irish Residential Properties REIT PLC	1,919,674	2,184,620
Origin Enterprises PLC	500,577	2,181,523
Uniphar PLC(b)	970,612	3,240,639
		36,154,339
Israel — 2.3%
AFI Properties Ltd.(b)(c)	20,079	535,216
Africa Israel Residences Ltd.	26,172	959,350
Airport City Ltd.(b)	300,005	3,842,183
Alony Hetz Properties & Investments Ltd.	650,872	5,139,477
Altshuler Shaham Penn Ltd.	280,609	574,256
Amot Investments Ltd.	1,037,547	5,498,460
Arad Investment & Industrial Development Ltd.(c)	13,370	1,422,125
Ashtrom Group Ltd.(c)	172,461	2,718,057
AudioCodes Ltd.(c)	106,928	1,075,286
Azorim-Investment Development & Construction Co. Ltd.	389,599	936,987
Big Shopping Centers Ltd.(b)(c)	52,872	4,509,139
Blue Square Real Estate Ltd.	20,721	1,039,231
Camtek Ltd./Israel(b)(c)	125,367	3,250,299
Carasso Motors Ltd.	135,978	606,928
Cellcom Israel Ltd.(b)	402,937	1,445,088
Cellebrite DI Ltd.(b)(c)	164,414	889,480
Clal Insurance Enterprises Holdings Ltd.(b)	270,540	4,162,575
Danel Adir Yeoshua Ltd.	25,209	1,843,636
Danya Cebus Ltd.	32,145	626,899
Delek Automotive Systems Ltd.	231,642	1,870,126
Delek Group Ltd.	39,734	4,328,426
Delta Galil Industries Ltd.(c)	51,799	2,192,227
Doral Group Renewable Energy Resources Ltd.(b)(c)	378,160	820,922
Elco Ltd.	39,717	1,378,626
Electra Consumer Products 1970 Ltd.	50,390	1,189,625
Electra Ltd./Israel(c)	9,030	3,878,812
Electra Real Estate Ltd.	106,361	1,109,691
Energix-Renewable Energies Ltd.	1,109,050	3,300,462
Enlight Renewable Energy Ltd.(b)	505,632	8,379,545
Equital Ltd.(b)(c)	113,165	2,874,035
Fattal Holdings 1998 Ltd.(b)	27,670	2,486,095
FIBI Holdings Ltd.	76,131	2,839,903
Fiverr International Ltd.(b)(c)	138,878	5,071,825
Formula Systems 1985 Ltd.	42,113	2,667,111
Fox Wizel Ltd.(c)	35,026	2,946,965
G City Ltd.	338,439	1,062,439
Gav-Yam Lands Corp. Ltd.	—	2
Gilat Satellite Networks Ltd.(b)(c)	190,269	885,984
Harel Insurance Investments & Financial Services Ltd.(c)	498,374	4,473,448
Hilan Ltd.(c)	61,480	2,725,941
IDI Insurance Co. Ltd.(c)	42,662	1,101,417
Inmode Ltd.(b)	307,540	11,458,940
Innoviz Technologies Ltd.(b)(c)	463,035	1,157,588
Isracard Ltd.	883,683	3,598,328
Israel Canada T.R Ltd.(c)	590,499	1,090,888
Israel Corp Ltd.	16,742	4,903,582
Israel Land Development Co. Ltd. (The)	70,129	519,622
Isras Investment Co. Ltd.	7,567	1,316,910
Ituran Location and Control Ltd.	64,735	1,346,488
Kornit Digital Ltd.(b)	219,959	4,016,451
M Yochananof & Sons Ltd.	21,103	978,025
Magic Software Enterprises Ltd.	110,133	1,441,218

Security	Shares	Value

Israel (continued)
Malam - Team Ltd.	36,107	$614,909
Matrix IT Ltd.(c)	157,523	2,830,811
Maytronics Ltd.(c)	212,326	2,234,199
Mega Or Holdings Ltd.(c)	95,920	1,894,948
Mehadrin Ltd.(b)	—	—
Melisron Ltd.(c)	103,791	6,938,650
Menora Mivtachim Holdings Ltd.	137,222	2,881,206
Migdal Insurance & Financial Holdings Ltd.(b)	1,728,270	1,863,621
Mivne Real Estate KD Ltd.	2,545,320	7,130,116
Nano Dimension Ltd., ADR(b)(c)	1,118,764	2,763,347
Nano-X Imaging Ltd.(b)(c)	168,466	1,029,327
Naphtha Israel Petroleum Corp. Ltd.(c)	239,517	1,024,107
Nayax Ltd.(b)	33,412	574,233
NEOGAMES SA(b)	64,158	862,925
Neto Malinda Trading Ltd.(b)(c)	46,931	824,800
Nova Ltd.(b)	125,181	11,639,528
Oil Refineries Ltd.	9,045,850	2,518,798
One Software Technologies Ltd.	163,477	1,750,010
OPC Energy Ltd.(b)(c)	438,888	3,131,693
OY Nofar Energy Ltd.(b)(c)	61,786	1,408,131
Partner Communications Co. Ltd.(b)	605,989	2,952,432
Paz Oil Co. Ltd.(b)	44,164	4,160,479
Perion Network Ltd.(b)	175,224	6,314,567
Phoenix Holdings Ltd. (The)	678,748	7,281,853
Prashkovsky Investments and Construction Ltd.(c)	32,077	654,514
Property & Building Corp. Ltd.(b)	11,591	531,814
Radware Ltd.(b)	175,930	3,544,990
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(c)	40,140	2,292,102
Reit 1 Ltd.	841,247	3,606,315
Retailors Ltd.	49,845	947,285
Riskified Ltd.(b)(c)	226,603	1,112,621
Sapiens International Corp. NV(c)	149,846	3,038,819
Scope Metals Group Ltd.(b)(c)	31,310	1,042,380
Sella Capital Real Estate Ltd.	829,808	1,713,718
Shapir Engineering and Industry Ltd.(c)	620,671	4,435,721
Shikun & Binui Ltd.(b)(c)	1,170,534	2,512,381
Shufersal Ltd.(c)	1,160,611	5,916,028
Sisram Medical Ltd.(c)(d)	598,000	891,213
Strauss Group Ltd.	237,808	5,302,669
Summit Real Estate Holdings Ltd.	151,870	1,684,877
Taboola.com Ltd.(b)(c)	604,759	1,396,993
Tadiran Group Ltd.(c)	14,652	1,312,668
Taro Pharmaceutical Industries Ltd.(b)	38,900	980,280
Tel Aviv Stock Exchange Ltd.(c)	429,779	1,979,125
Tower Semiconductor Ltd.(b)	—	17
Tremor International Ltd.(b)(c)	371,361	1,035,158
Turpaz Industries Ltd., NVS	148,790	556,044
YH Dimri Construction & Development Ltd.(c)	32,286	1,745,370
ZIM Integrated Shipping Services Ltd.(c)	391,437	6,681,830
		260,025,961
Italy — 3.3%
A2A SpA	6,880,606	12,140,038
ACEA SpA	174,411	2,557,764
Anima Holding SpA(d)	953,255	3,961,171
Antares Vision SpA(b)(c)	114,233	838,317
Arnoldo Mondadori Editore SpA	490,976	1,073,219
Ascopiave SpA	272,720	873,063
Autogrill SpA(b)(c)	840,927	6,159,793
Azimut Holding SpA	469,370	10,483,883

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Banca Generali SpA	256,658	$8,520,778
Banca IFIS SpA	117,190	1,968,146
Banca Mediolanum SpA	981,539	8,874,420
Banca Monte dei Paschi di Siena SpA(b)	1,919,754	4,425,988
Banca Popolare di Sondrio SPA	1,943,773	8,830,120
Banco BPM SpA	6,264,683	25,472,688
BFF Bank SpA(d)	697,725	6,714,311
Biesse SpA	57,967	885,638
Bio On SpA(a)(c)	19,879	—
BPER Banca	4,618,416	12,971,730
Brembo SpA	655,674	9,634,493
Brunello Cucinelli SpA	148,324	14,202,378
Buzzi Unicem SpA	422,809	10,513,502
Carel Industries SpA(d)	170,962	4,483,944
CIR SpA-Compagnie Industriali(b)	5,430,197	2,290,833
Credito Emiliano SpA	377,060	2,894,705
d’Amico International Shipping SA	1,882,758	838,095
Danieli & C Officine Meccaniche SpA	38,692	1,006,940
Datalogic SpA	93,522	776,592
De’ Longhi SpA	328,864	7,641,463
Digital Bros. SpA(c)	21,323	484,967
Digital Value SpA	14,409	1,053,214
doValue SpA(d)	249,496	1,751,794
El.En. SpA	194,099	2,506,757
Enav SpA(d)	1,157,610	5,440,120
ERG SpA	261,682	7,902,326
Esprinet SpA	133,213	1,180,243
Fila SpA	100,984	836,173
Fincantieri SpA(b)(c)	2,127,104	1,295,729
Gruppo MutuiOnline SpA	108,725	3,390,457
GVS SpA(b)(c)(d)	304,635	2,079,213
Hera SpA	3,600,244	11,208,483
Illimity Bank SpA(b)	254,256	1,794,108
Industrie De Nora SpA(b)	103,090	2,055,847
Interpump Group SpA	309,128	17,252,347
Iren SpA	3,127,501	6,758,636
Italgas SpA	2,100,926	13,717,954
Juventus Football Club SpA(b)(c)	4,573,230	1,458,226
Leonardo SpA	1,761,174	20,987,721
LU-VE SpA, NVS	38,590	1,292,679
Maire Tecnimont SpA	647,564	2,779,155
MARR SpA	146,747	2,299,149
OVS SpA(d)	963,525	2,896,624
Pharmanutra SpA	13,933	773,249
Piaggio & C SpA	713,697	2,936,687
Pirelli & C SpA(d)	1,530,854	8,018,656
RAI Way SpA(d)	411,271	2,634,606
Reply SpA	98,127	11,432,032
Safilo Group SpA(b)	987,582	1,422,770
Saipem SpA(b)	4,777,624	7,308,463
Salcef SpA	107,075	2,498,629
Salvatore Ferragamo SpA	217,276	3,820,324
Sanlorenzo SpA/Ameglia	52,823	2,370,732
Saras SpA(b)	2,499,613	3,231,729
Seco SpA(b)(c)	172,080	883,783
Sesa SpA	32,594	3,994,686
SOL SpA	150,822	4,354,200
Tamburi Investment Partners SpA	488,062	4,660,925
Technogym SpA(d)	617,424	5,634,141
Technoprobe SpA(b)	535,639	3,810,986

Security	Shares	Value

Italy (continued)
Tinexta SpA	90,666	$1,848,650
Tod’s SpA(b)	43,073	1,820,635
Unipol Gruppo SpA	1,698,712	9,550,808
Webuild SpA(c)	1,754,870	3,773,316
Wiit SpA	42,496	924,983
Zignago Vetro SpA	125,773	2,336,206
		373,497,130
Japan — 30.7%
77 Bank Ltd. (The)	228,200	3,710,048
ABC-Mart Inc.	142,400	8,092,409
Activia Properties Inc.	2,987	8,703,688
Adastria Co. Ltd.	99,180	1,870,404
ADEKA Corp.	337,700	5,702,899
Advance Logistics Investment Corp.	2,776	2,813,736
Advance Residence Investment Corp.	5,728	14,861,883
Adventure Inc.(c)	11,500	857,491
Aeon Delight Co. Ltd.	87,100	1,930,209
AEON Financial Service Co. Ltd.	472,700	4,210,631
Aeon Hokkaido Corp.	194,200	1,165,059
Aeon Mall Co. Ltd.	439,300	5,922,879
AEON REIT Investment Corp.	7,059	8,092,782
Ai Holdings Corp.	144,200	2,524,500
Aica Kogyo Co. Ltd.	224,000	5,092,586
Aichi Corp.	124,700	772,763
Aichi Financial Group Inc., NVS	145,700	2,287,991
Aida Engineering Ltd.	293,300	1,847,608
Aiful Corp.	1,366,300	3,716,276
Ain Holdings Inc.	108,200	4,499,366
Air Water Inc.	799,500	10,102,304
Airtrip Corp.	59,600	1,198,649
Alfresa Holdings Corp.	704,600	10,202,247
Alpen Co. Ltd.	73,600	1,125,401
Alpha Systems Inc.	25,500	776,090
Alps Alpine Co. Ltd.	852,500	7,783,370
Amada Co. Ltd.	1,491,600	13,927,059
Amano Corp.	233,600	4,756,318
Amvis Holdings Inc.	171,000	3,723,910
Anicom Holdings Inc.	310,600	1,209,149
Anritsu Corp.	585,700	5,362,965
AOKI Holdings Inc.	133,200	927,782
Aozora Bank Ltd.	502,200	9,008,957
Appier Group Inc.(b)	242,400	2,752,622
Arata Corp.	53,100	1,726,583
Arcland Service Holdings Co. Ltd.	69,800	1,467,309
ARCLANDS Corp.	127,700	1,446,333
Arcs Co. Ltd.	172,000	3,127,170
Argo Graphics Inc.	64,900	1,828,690
Ariake Japan Co. Ltd.	78,300	3,175,583
ARTERIA Networks Corp.	107,700	1,031,553
As One Corp.	126,000	5,337,930
Asahi Holdings Inc.	333,800	4,914,299
Asics Corp.	700,500	19,579,899
ASKUL Corp.	174,300	2,322,863
Atom Corp.(b)	508,600	3,132,467
Autobacs Seven Co. Ltd.	292,200	3,322,828
Avex Inc.	139,300	1,595,358
Awa Bank Ltd. (The)	160,400	2,399,081
Axial Retailing Inc.	47,200	1,225,001
AZ-COM MARUWA Holdings Inc.	169,800	2,503,775
Bank of Kyoto Ltd. (The)	246,900	12,148,081

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Belc Co. Ltd.	41,800	$1,888,507
Bell System24 Holdings Inc.	145,100	1,491,710
Belluna Co. Ltd.	228,000	1,250,927
Benefit One Inc.	344,200	4,737,666
Benesse Holdings Inc.	312,600	4,486,629
BeNext-Yumeshin Group Co.	263,531	3,904,001
Bengo4.com Inc.(b)(c)	37,200	716,234
Bic Camera Inc.	406,300	3,399,295
BIPROGY Inc.	313,300	7,553,532
BML Inc.	94,400	2,120,075
Bunka Shutter Co. Ltd.	301,900	2,572,367
Bushiroad Inc.	124,800	819,127
C Uyemura & Co. Ltd.	46,300	2,234,090
C.I. Takiron Corp.	177,700	654,544
Calbee Inc.	377,600	8,165,489
Canon Electronics Inc.	53,200	724,609
Canon Marketing Japan Inc.	200,600	5,015,591
Casio Computer Co. Ltd.	809,300	7,700,326
Cawachi Ltd.	59,100	1,013,175
CellSource Co. Ltd.(b)(c)	30,200	570,832
Central Glass Co. Ltd.	111,900	2,416,672
Change Inc.	159,700	2,701,781
Chiyoda Corp.(b)(c)	679,500	2,004,624
Chofu Seisakusho Co. Ltd.	41,900	756,420
Chudenko Corp.	82,100	1,346,474
Chugin Financial Group Inc., NVS	599,800	4,024,670
Chugoku Electric Power Co. Inc. (The)(b)	1,167,700	6,148,760
Chugoku Marine Paints Ltd.	151,500	1,323,953
Citizen Watch Co. Ltd.	1,009,600	5,586,462
CKD Corp.	220,500	3,358,785
Coca-Cola Bottlers Japan Holdings Inc.	578,300	6,231,907
COLOPL Inc.	238,800	1,122,868
Colowide Co. Ltd.(c)	317,300	4,861,236
Comforia Residential REIT Inc.	2,840	7,105,164
COMSYS Holdings Corp.	491,600	9,407,331
Comture Corp.	96,500	1,423,625
Cosmo Energy Holdings Co. Ltd.	329,900	10,546,599
Cosmos Pharmaceutical Corp.	87,100	8,566,738
CRE Logistics REIT Inc.	2,652	3,651,663
Create Restaurants Holdings Inc.	506,200	3,693,716
Create SD Holdings Co. Ltd.	114,900	2,787,159
Credit Saison Co. Ltd.	642,000	8,894,852
Curves Holdings Co. Ltd.	220,600	1,286,130
CYBERDYNE Inc.(b)(c)	473,000	977,616
Cybozu Inc.	104,000	2,076,013
Daicel Corp.	1,110,100	8,751,875
Daido Steel Co. Ltd.	112,600	4,336,246
Daihen Corp.	83,100	2,736,593
Daiho Corp.	27,500	790,067
Daiichikosho Co. Ltd.	329,800	5,912,723
Daiken Corp.	43,200	742,514
Daiki Aluminium Industry Co. Ltd.	109,800	1,126,479
Daikokutenbussan Co. Ltd.	21,500	860,766
Daio Paper Corp.	373,500	3,026,916
Daiseki Co. Ltd.	188,660	5,397,634
Daishi Hokuetsu Financial Group Inc.	149,600	3,333,766
Daiwa Industries Ltd.	129,600	1,368,927
Daiwa Office Investment Corp.	1,374	5,972,522
Daiwa Securities Living Investments Corp.	8,332	7,084,304
Daiwabo Holdings Co. Ltd.	355,800	6,713,666

Security	Shares	Value

Japan (continued)
DCM Holdings Co. Ltd.	478,400	$5,011,392
Demae-Can Co. Ltd.(b)(c)	230,600	642,863
DeNA Co. Ltd.(b)	374,100	5,254,135
Denka Co. Ltd.	325,200	6,512,928
Descente Ltd.	118,400	3,760,628
Dexerials Corp.	235,800	4,487,408
DIC Corp.	328,600	6,070,362
Digital Arts Inc.	51,000	1,898,400
Digital Garage Inc.	145,900	5,147,333
Dip Corp.	154,400	3,809,369
Direct Marketing MiX Inc.	87,400	770,086
DMG Mori Co. Ltd.	491,400	7,883,364
Doshisha Co. Ltd.	98,800	1,555,590
Doutor Nichires Holdings Co. Ltd.	128,800	2,031,104
Dowa Holdings Co. Ltd.	227,600	7,435,800
DTS Corp.	154,400	3,668,477
Duskin Co. Ltd.	181,400	4,450,129
DyDo Group Holdings Inc.	37,600	1,405,451
Earth Corp.	68,100	2,496,115
Ebara Corp.	403,500	17,653,653
EDION Corp.	343,000	3,375,443
eGuarantee Inc.	151,700	2,357,456
Eiken Chemical Co. Ltd.	142,700	1,659,148
Eizo Corp.	60,500	1,983,076
Elan Corp.	136,800	1,024,432
Elecom Co. Ltd.	215,700	2,046,901
Electric Power Development Co. Ltd.	634,000	10,137,493
EM Systems Co. Ltd.	182,900	1,055,855
en Japan Inc.	138,800	2,491,500
eRex Co. Ltd.	132,500	1,693,199
ES-Con Japan Ltd.	142,600	910,313
Euglena Co. Ltd.(b)	419,900	2,750,290
Exedy Corp.	127,400	1,833,851
EXEO Group Inc.	405,100	7,516,674
Ezaki Glico Co. Ltd.	205,700	5,290,744
Fancl Corp.	339,600	5,877,001
FCC Co. Ltd.	142,200	1,833,173
Ferrotec Holdings Corp.	194,200	4,392,119
Fields Corp.	150,000	2,041,507
Financial Products Group Co. Ltd.	273,400	2,225,935
Food & Life Companies Ltd.	481,200	11,590,272
FP Corp.	204,500	5,086,963
Freee KK(b)	175,000	5,007,320
Frontier Real Estate Investment Corp.	2,101	7,590,842
Fuji Co. Ltd./Ehime	114,300	1,492,260
Fuji Corp./Aichi	317,600	5,327,156
Fuji Kyuko Co. Ltd.(c)	93,700	3,599,191
Fuji Media Holdings Inc.	203,100	1,904,001
Fuji Oil Holdings Inc.	196,100	3,029,597
Fuji Seal International Inc.	183,600	2,086,774
Fuji Soft Inc.	109,600	6,547,980
Fujicco Co. Ltd.	45,500	644,173
Fujikura Ltd.	1,020,000	6,954,478
Fujimi Inc.	64,900	3,362,061
Fujimori Kogyo Co. Ltd.	55,200	1,282,557
Fujio Food Group Inc.(b)(c)	79,600	824,749
Fujitec Co. Ltd.	272,900	7,269,845
Fujitsu General Ltd.	263,200	6,770,628
Fujiya Co. Ltd.(c)	39,200	727,774
Fukui Computer Holdings Inc.	46,300	919,012

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fukuoka Financial Group Inc.	745,200	$14,035,896
Fukuoka REIT Corp.	2,688	3,229,661
Fukushima Galilei Co. Ltd.	44,100	1,662,978
Fukuyama Transporting Co. Ltd.	88,200	2,357,513
Fullcast Holdings Co. Ltd.	81,800	1,485,121
Funai Soken Holdings Inc.	158,460	3,037,611
Furukawa Co. Ltd.	167,400	1,654,392
Furukawa Electric Co. Ltd.	291,600	5,338,751
Fuso Chemical Co. Ltd.	74,700	2,078,731
Future Corp.	188,500	2,411,163
Fuyo General Lease Co. Ltd.	70,100	5,130,283
G-7 Holdings Inc.	90,200	951,096
Genky DrugStores Co. Ltd.	33,200	981,356
Geo Holdings Corp.	104,300	1,261,825
Giken Ltd.	71,200	1,119,042
Global One Real Estate Investment Corp.	4,194	3,245,226
GLOBERIDE Inc.	70,600	1,294,220
Glory Ltd.	211,400	4,494,663
GMO Financial Gate Inc.	15,000	1,211,127
GMO Financial Holdings Inc.	181,500	828,740
GMO GlobalSign Holdings KK	22,600	641,272
GMO internet group Inc.	290,300	5,839,869
GNI Group Ltd.(b)	191,497	1,443,259
Goldcrest Co. Ltd.	66,400	890,073
Goldwin Inc.	104,100	9,458,743
Gree Inc.	269,300	1,395,130
GS Yuasa Corp.	280,700	4,940,249
G-Tekt Corp.	75,100	822,707
GungHo Online Entertainment Inc.	197,530	3,792,393
Gunma Bank Ltd. (The)	1,475,800	5,053,778
Gunze Ltd.	66,800	2,310,407
H.U. Group Holdings Inc.	221,900	4,485,975
H2O Retailing Corp.	353,800	4,192,396
Hachijuni Bank Ltd. (The)	1,469,400	6,583,070
Hakuto Co. Ltd.	42,800	1,343,442
Halows Co. Ltd.	28,500	675,884
Hamakyorex Co. Ltd.	45,500	1,164,222
Hankyu Hanshin REIT Inc.	2,507	2,686,639
Hanwa Co. Ltd.	148,000	4,582,830
Harmonic Drive Systems Inc.	208,400	6,371,658
Haseko Corp.	1,044,700	12,754,036
Hazama Ando Corp.	694,100	4,581,967
Heiwa Corp.	232,800	4,596,430
Heiwa Real Estate Co. Ltd.	133,900	3,831,480
Heiwa Real Estate REIT Inc.	3,919	4,590,089
Heiwado Co. Ltd.	112,100	1,703,264
Hiday Hidaka Corp.	109,400	1,840,174
Hino Motors Ltd.(b)	1,250,200	4,925,933
Hioki E.E. Corp.	40,900	2,724,091
Hirata Corp.	39,300	1,961,521
Hirogin Holdings Inc.	1,062,200	5,267,996
HIS Co. Ltd.(b)(c)	225,600	3,399,056
Hisamitsu Pharmaceutical Co. Inc.	205,700	5,689,576
Hitachi Zosen Corp.	711,600	4,413,136
Hogy Medical Co. Ltd.	109,900	2,752,992
Hokkaido Electric Power Co. Inc.(b)	740,900	2,791,048
Hokkoku Financial Holdings Inc.	99,600	3,480,622
Hokuetsu Corp.	507,600	3,357,289
Hokuhoku Financial Group Inc.	490,300	3,533,679
Hokuriku Electric Power Co.(b)	732,400	3,421,753

Security	Shares	Value

Japan (continued)
Hokuto Corp.	88,700	$1,217,499
Horiba Ltd.	147,800	8,142,699
Hoshino Resorts REIT Inc.	1,057	5,504,680
Hosiden Corp.	199,000	2,548,492
House Foods Group Inc.	262,600	5,774,079
Hulic Reit Inc.	5,576	6,424,691
Hyakugo Bank Ltd. (The)	1,129,300	3,260,737
Ichibanya Co. Ltd.	61,500	2,443,068
Ichigo Inc.	1,079,700	2,065,893
Ichigo Office REIT Investment Corp.	5,284	3,419,539
Idec Corp./Japan	127,000	3,110,022
IDOM Inc.	230,700	1,426,483
IHI Corp.	605,200	15,249,890
Iino Kaiun Kaisha Ltd.	331,400	2,493,785
Inaba Denki Sangyo Co. Ltd.	203,600	4,547,600
Inabata & Co. Ltd.	175,800	3,588,609
Inageya Co. Ltd.(c)	99,000	1,201,955
Industrial & Infrastructure Fund Investment Corp.	8,534	9,780,105
Infocom Corp.	100,300	1,666,662
Infomart Corp.	836,100	1,797,203
Information Services International-Dentsu Ltd.	114,700	4,043,442
INFRONEER Holdings Inc.	1,074,728	8,488,832
Insource Co. Ltd.	201,600	1,849,813
Internet Initiative Japan Inc.	446,600	9,242,040
Invincible Investment Corp.	26,471	11,429,052
Iriso Electronics Co. Ltd.	87,300	2,988,245
Isetan Mitsukoshi Holdings Ltd.	1,473,300	16,266,342
Ito En Ltd.	231,500	7,160,830
Itochu Enex Co. Ltd.	196,400	1,681,027
Itochu-Shokuhin Co. Ltd.	23,200	930,207
Itoham Yonekyu Holdings Inc.	648,300	3,553,191
Iwatani Corp.	193,400	9,156,092
Iyogin Holdings Inc., NVS	953,000	5,580,085
Izumi Co. Ltd.	141,100	3,318,104
J Front Retailing Co. Ltd.	1,064,900	11,199,823
J Trust Co. Ltd.(c)	316,200	922,415
JAC Recruitment Co. Ltd.	71,300	1,332,186
Jaccs Co. Ltd.	95,400	3,197,879
JAFCO Group Co. Ltd.	253,800	3,233,946
Japan Airport Terminal Co. Ltd.	262,500	12,863,288
Japan Aviation Electronics Industry Ltd.	204,900	3,594,553
Japan Display Inc.(b)(c)	3,562,300	1,078,437
Japan Elevator Service Holdings Co. Ltd.	274,700	4,086,366
Japan Excellent Inc.	5,202	4,451,222
Japan Hotel REIT Investment Corp.	19,254	10,878,377
Japan Lifeline Co. Ltd.	251,800	1,731,977
Japan Logistics Fund Inc.	3,614	8,582,680
Japan Material Co. Ltd.	299,600	4,492,165
Japan Petroleum Exploration Co. Ltd.	131,000	4,358,934
Japan Prime Realty Investment Corp.	3,693	9,602,424
Japan Pulp & Paper Co. Ltd.	45,100	1,738,830
Japan Securities Finance Co. Ltd.	383,200	2,892,014
Japan Steel Works Ltd. (The)	258,600	4,698,209
Japan Wool Textile Co. Ltd. (The)	172,400	1,280,109
JCR Pharmaceuticals Co. Ltd.	282,800	3,058,774
JCU Corp.	82,600	1,950,442
JDC Corp.	162,300	734,196
Jeol Ltd.	189,100	5,517,277
JGC Holdings Corp.	959,900	12,008,604
JINS Holdings Inc.	58,200	1,253,318

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JMDC Inc.	123,900	$4,441,650
J-Oil Mills Inc.	42,900	509,225
Joshin Denki Co. Ltd.	66,800	996,301
Joyful Honda Co. Ltd.	210,100	2,799,019
JTEKT Corp.	891,300	7,360,353
JTOWER Inc.(b)(c)	39,600	1,707,808
Juroku Financial Group Inc.	149,300	3,305,114
Justsystems Corp.	151,600	4,006,029
Kadokawa Corp.	401,134	8,554,893
Kaga Electronics Co. Ltd.	69,200	2,454,983
Kagome Co. Ltd.	333,600	8,102,766
Kakaku.com Inc	578,800	7,963,545
Kaken Pharmaceutical Co. Ltd.	129,700	3,571,310
Kameda Seika Co. Ltd.	56,500	1,881,435
Kamigumi Co. Ltd.	406,000	8,897,833
Kanamoto Co. Ltd.	131,500	2,203,028
Kandenko Co. Ltd.	429,600	3,236,923
Kaneka Corp.	211,400	5,624,015
Kanematsu Corp.	338,600	4,407,468
Kansai Paint Co. Ltd.	765,300	10,789,177
Kanto Denka Kogyo Co. Ltd.	161,900	1,228,243
Kappa Create Co. Ltd.(b)(c)	112,900	1,254,553
Katakura Industries Co. Ltd.	67,200	897,862
Katitas Co. Ltd.	224,300	4,380,329
Kato Sangyo Co. Ltd.	92,700	2,464,994
Kawasaki Heavy Industries Ltd.	657,700	14,307,768
Kawasaki Kisen Kaisha Ltd.	677,900	16,154,576
KeePer Technical Laboratory Co. Ltd.	55,900	2,078,574
Keihan Holdings Co. Ltd.	418,000	11,505,994
Keihanshin Building Co. Ltd.	120,200	1,134,001
Keikyu Corp.	958,200	9,313,661
Keiyo Bank Ltd. (The)	638,100	2,650,103
Keiyo Co. Ltd.	151,500	936,961
Kenedix Office Investment Corp.	3,704	8,188,908
Kenedix Residential Next Investment Corp.	4,301	6,747,667
Kenedix Retail REIT Corp.	2,615	4,704,948
Kewpie Corp.	399,100	6,699,807
KFC Holdings Japan Ltd.	60,600	1,289,391
KH Neochem Co. Ltd.	140,700	2,425,952
Kinden Corp.	537,700	7,331,375
Kintetsu Department Store Co. Ltd.	31,500	574,795
Kisoji Co. Ltd.	109,700	1,902,722
Kissei Pharmaceutical Co. Ltd.	118,600	2,402,763
Ki-Star Real Estate Co. Ltd.	40,600	1,220,055
Kitz Corp.	257,100	1,758,259
Kiyo Bank Ltd. (The)	237,100	2,772,536
Koa Corp.	128,700	1,614,604
Kobe Steel Ltd.	1,455,600	10,845,441
Kohnan Shoji Co. Ltd.	109,600	2,957,081
Kokuyo Co. Ltd.	355,300	5,077,489
KOMEDA Holdings Co. Ltd.	199,300	3,761,743
Komeri Co. Ltd.	132,600	3,084,372
Konica Minolta Inc.	1,980,800	8,262,647
Konishi Co. Ltd.	178,700	2,684,291
Konoike Transport Co. Ltd.	90,900	1,069,784
Koshidaka Holdings Co. Ltd.	201,100	1,702,503
Kotobuki Spirits Co. Ltd.	81,900	6,047,880
K’s Holdings Corp.	683,540	6,058,370
Kumagai Gumi Co. Ltd.	150,900	3,208,258
Kumiai Chemical Industry Co. Ltd.	313,100	2,083,838

Security	Shares	Value

Japan (continued)
Kura Sushi Inc.(c)	87,300	$2,089,661
Kuraray Co. Ltd.	1,386,400	12,965,075
Kureha Corp.	67,300	4,178,244
Kusuri no Aoki Holdings Co. Ltd.	68,300	3,277,305
KYB Corp.	72,900	2,325,632
Kyoei Steel Ltd.	85,500	1,156,019
Kyokuto Kaihatsu Kogyo Co. Ltd.	112,500	1,418,533
KYORIN Holdings Inc.	147,900	1,903,552
Kyoritsu Maintenance Co. Ltd.	128,700	5,195,116
Kyudenko Corp.	185,100	4,935,978
Kyushu Electric Power Co. Inc.(b)	1,742,500	10,146,393
Kyushu Financial Group Inc.	1,499,700	5,406,039
Kyushu Railway Co.	579,400	13,157,459
LaSalle Logiport REIT	7,740	9,195,137
Lawson Inc.	197,400	8,966,234
Leopalace21 Corp.(b)	694,100	1,831,504
Life Corp.	79,900	1,694,891
LIFENET INSURANCE Co.(b)	213,200	1,858,147
Link And Motivation Inc.	172,800	620,420
Lintec Corp.	162,900	2,724,182
Lion Corp.	1,019,400	11,113,313
LITALICO Inc.	86,100	1,542,904
M&A Capital Partners Co. Ltd.(b)	61,600	1,740,202
M&A Research Institute Inc., NVS(b)	21,200	1,586,748
Mabuchi Motor Co. Ltd.	208,300	5,878,680
Macnica Holdings Inc.	206,750	5,681,549
Maeda Kosen Co. Ltd.	77,800	1,861,603
Makino Milling Machine Co. Ltd.	103,300	3,778,392
Management Solutions Co. Ltd.	41,500	983,513
Mandom Corp.	154,200	1,833,024
Mani Inc.	323,600	4,234,828
Maruha Nichiro Corp.	181,500	3,379,021
Marui Group Co. Ltd.(c)	763,500	12,164,566
Maruichi Steel Tube Ltd.	255,100	5,770,641
MARUKA FURUSATO Corp.	84,400	1,634,826
Maruwa Co. Ltd./Aichi	38,700	4,935,214
Maruzen Showa Unyu Co. Ltd.	39,900	998,598
Matsuda Sangyo Co. Ltd.	47,700	792,742
Matsui Securities Co. Ltd.	507,100	2,901,882
Matsuyafoods Holdings Co. Ltd.	38,400	1,207,238
Max Co. Ltd.	100,700	1,608,173
Maxell Ltd.	191,900	2,113,513
Maxvalu Tokai Co. Ltd.	43,100	858,863
MCJ Co. Ltd.	266,800	1,845,302
Mebuki Financial Group Inc.	3,963,800	10,153,886
Medipal Holdings Corp.	793,500	12,123,031
Medley Inc.(b)	92,200	2,408,393
Megachips Corp.(b)	62,100	1,472,620
Megmilk Snow Brand Co. Ltd.	206,200	2,959,535
Meidensha Corp.	137,800	1,872,023
Meiko Electronics Co. Ltd.	84,100	1,697,085
Meitec Corp.	311,500	5,263,715
Melco Holdings Inc.	24,000	591,744
Menicon Co. Ltd.	264,300	5,613,546
Mercari Inc.(b)	453,800	7,803,879
METAWATER Co. Ltd.	103,400	1,362,703
Micronics Japan Co. Ltd.	124,300	1,132,392
Midac Holdings Co. Ltd.	37,200	523,019
Mie Kotsu Group Holdings Inc.	86,500	373,891
Milbon Co. Ltd.	116,700	4,920,349

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mimasu Semiconductor Industry Co. Ltd.	74,000	$1,429,905
Mirai Corp.	7,797	2,603,899
MIRAIT ONE corp.	400,300	4,972,259
Mitani Sekisan Co. Ltd.	46,300	1,636,091
Mitsubishi Estate Logistics REIT Investment Corp.	2,144	6,574,876
Mitsubishi Gas Chemical Co. Inc.	671,200	9,771,650
Mitsubishi Logisnext Co. Ltd.	121,400	884,109
Mitsubishi Logistics Corp.	211,600	5,243,282
Mitsubishi Materials Corp.	512,900	8,398,543
Mitsubishi Motors Corp.(b)	2,897,900	11,138,462
Mitsubishi Pencil Co. Ltd.	129,500	1,694,067
Mitsubishi Research Institute Inc.	33,700	1,222,729
Mitsubishi Shokuhin Co. Ltd.	66,900	1,728,278
Mitsuboshi Belting Ltd.	102,100	2,925,133
Mitsui DM Sugar Holdings Co. Ltd.	31,700	531,624
Mitsui Fudosan Logistics Park Inc.	2,423	9,104,598
Mitsui High-Tec Inc.(c)	85,800	5,174,259
Mitsui Mining & Smelting Co. Ltd.	234,100	5,574,585
Mitsui-Soko Holdings Co. Ltd.	86,100	2,527,273
Mitsuuroko Group Holdings Co. Ltd.	118,300	1,160,816
Miura Co. Ltd.	383,400	10,212,728
Mixi Inc.	167,500	3,541,145
Mizuho Leasing Co. Ltd.	118,400	3,317,833
Mizuno Corp.	94,800	2,366,267
Mochida Pharmaceutical Co. Ltd.	91,400	2,348,921
Modec Inc.(b)	87,500	950,020
Monex Group Inc.	740,770	2,813,124
Money Forward Inc.(b)	187,300	7,799,978
Monogatari Corp. (The)	128,300	2,696,829
Mori Hills REIT Investment Corp.	6,646	7,511,284
Mori Trust Sogo REIT Inc.	10,563	5,559,524
Morinaga & Co. Ltd./Japan	147,500	4,371,230
Morinaga Milk Industry Co. Ltd.	157,900	5,938,754
Morita Holdings Corp.	97,000	1,022,251
MOS Food Services Inc.	113,900	2,616,904
Musashi Seimitsu Industry Co. Ltd.	199,300	2,686,441
Musashino Bank Ltd. (The)	147,000	2,386,622
Nabtesco Corp.	474,300	11,432,299
Nachi-Fujikoshi Corp.	57,300	1,619,324
Nafco Co. Ltd.	71,800	980,649
Nagaileben Co. Ltd.	79,000	1,228,897
Nagase & Co. Ltd.	415,500	6,546,268
Nagawa Co. Ltd.	33,300	1,554,967
Nagoya Railroad Co. Ltd.	807,500	13,026,690
Nakanishi Inc.	309,000	5,853,945
Nankai Electric Railway Co. Ltd.	442,200	10,316,139
Nanto Bank Ltd. (The)	129,200	2,353,622
NEC Networks & System Integration Corp.	286,100	3,566,383
NET One Systems Co. Ltd.	345,200	8,139,254
Nextage Co. Ltd.	194,400	3,526,499
NGK Spark Plug Co. Ltd.	662,100	13,877,501
NH Foods Ltd.	358,100	10,450,423
NHK Spring Co. Ltd.	832,900	6,175,223
Nichias Corp.	231,100	4,673,861
Nichicon Corp.	189,700	1,798,214
Nichiden Corp.	25,400	376,516
Nichiha Corp.	106,900	2,258,640
Nichirei Corp.	463,800	9,514,899
Nifco Inc./Japan	350,100	10,069,038
Nihon Kohden Corp.	344,300	9,526,299

Security	Shares	Value

Japan (continued)
Nihon Parkerizing Co. Ltd.	429,600	$3,362,550
Nikkiso Co. Ltd.	214,300	1,505,155
Nikkon Holdings Co. Ltd.	239,000	4,631,430
Nikon Corp.	1,312,900	13,571,540
Nippn Corp., New	200,600	2,607,721
Nippon Accommodations Fund Inc.	2,200	10,694,243
Nippon Carbon Co. Ltd.	41,700	1,277,852
Nippon Ceramic Co. Ltd.	79,600	1,593,238
Nippon Densetsu Kogyo Co. Ltd.	115,600	1,499,070
Nippon Electric Glass Co. Ltd.	340,700	6,504,035
Nippon Gas Co. Ltd.	457,600	6,434,998
Nippon Kanzai Holdings Co. Ltd.	76,500	1,490,378
Nippon Kayaku Co. Ltd.	554,600	5,031,173
Nippon Light Metal Holdings Co. Ltd.	246,190	2,579,558
Nippon Paper Industries Co. Ltd.(b)	430,000	3,445,424
Nippon Parking Development Co. Ltd.	1,198,500	2,065,685
Nippon Pillar Packing Co. Ltd.	75,800	2,107,461
NIPPON REIT Investment Corp.	1,945	4,565,724
Nippon Road Co. Ltd. (The)	17,600	1,043,553
Nippon Seiki Co. Ltd.	191,700	1,220,045
Nippon Shokubai Co. Ltd.	123,700	4,959,337
Nippon Signal Company Ltd.	186,800	1,525,456
Nippon Soda Co. Ltd.	95,100	3,280,244
Nippon Suisan Kaisha Ltd.	1,242,300	5,431,927
Nippon Television Holdings Inc.	210,200	1,891,486
Nipro Corp.	630,800	4,750,878
Nishimatsu Construction Co. Ltd.	144,200	3,789,291
Nishimatsuya Chain Co. Ltd.	169,600	2,011,388
Nishi-Nippon Financial Holdings Inc.	527,100	4,391,202
Nishi-Nippon Railroad Co. Ltd.	258,400	4,739,141
Nishio Rent All Co. Ltd.	99,500	2,364,393
Nissan Shatai Co. Ltd.	327,400	2,249,413
Nissha Co. Ltd.	166,100	2,266,471
Nisshin Oillio Group Ltd. (The)	124,900	3,121,750
Nisshinbo Holdings Inc.	551,400	4,244,996
Nitta Corp.	64,900	1,476,481
Nittetsu Mining Co. Ltd.	45,400	1,228,234
Nitto Boseki Co. Ltd.	110,800	1,547,794
Nitto Kogyo Corp.	117,400	2,324,506
Noevir Holdings Co. Ltd.	67,600	2,757,789
NOF Corp.	288,600	13,186,543
Nohmi Bosai Ltd.	86,900	1,120,762
Nojima Corp.	267,700	2,871,774
NOK Corp.	380,400	5,126,298
Nomura Co. Ltd.	322,600	2,234,479
Noritake Co. Ltd./Nagoya Japan	39,000	1,339,455
Noritsu Koki Co. Ltd.	78,400	1,288,695
Noritz Corp.	107,800	1,461,814
North Pacific Bank Ltd.	1,183,500	2,532,035
NS Solutions Corp.	138,800	3,777,442
NS United Kaiun Kaisha Ltd.	41,700	1,221,255
NSD Co. Ltd.	264,480	4,865,475
NSK Ltd.	1,671,100	9,434,893
NTN Corp.	1,734,100	4,283,498
NTT UD REIT Investment Corp.	5,999	5,781,535
Obara Group Inc.	48,900	1,537,145
OBIC Business Consultants Co. Ltd.	132,900	5,046,697
Ogaki Kyoritsu Bank Ltd. (The)	158,200	2,154,358
Ohsho Food Service Corp.	55,400	2,522,888
Oiles Corp.	46,300	585,113

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Oisix ra daichi Inc.(b)(c)	117,200	$2,192,823
Okamoto Industries Inc.	33,100	985,745
Okamura Corp.	231,300	2,469,558
Okasan Securities Group Inc.	690,100	2,169,138
Oki Electric Industry Co. Ltd.	370,300	2,008,684
Okinawa Cellular Telephone Co.	101,000	2,256,508
Okinawa Electric Power Co. Inc. (The)(b)	187,377	1,528,236
Okinawa Financial Group Inc.	78,600	1,213,454
OKUMA Corp.	105,000	4,662,693
Okumura Corp.	131,000	3,213,966
One REIT Inc.	1,034	1,829,525
Open Door Inc.(b)(c)	51,100	550,675
Optex Group Co. Ltd.	139,000	2,092,284
Optorun Co. Ltd.	138,800	2,115,576
Organo Corp.	113,000	2,728,673
Orient Corp.	219,460	1,830,877
Orix JREIT Inc.	11,386	14,718,587
Osaka Organic Chemical Industry Ltd.	62,000	940,018
Osaka Soda Co. Ltd.	60,400	1,953,675
OSAKA Titanium Technologies Co. Ltd.(c)	124,800	2,656,772
OSG Corp.	367,200	5,158,316
Outsourcing Inc.	487,600	4,966,972
Pacific Industrial Co. Ltd.	163,800	1,480,042
Pacific Metals Co. Ltd.(b)	68,200	948,989
PAL GROUP Holdings Co. Ltd.	93,000	2,134,983
PALTAC Corp.	139,300	5,344,506
Paramount Bed Holdings Co. Ltd.	166,200	2,947,188
Park24 Co. Ltd.(b)	559,000	8,640,506
Pasona Group Inc.	87,400	1,202,866
Penta-Ocean Construction Co. Ltd.	1,181,500	5,744,067
PeptiDream Inc.(b)	422,700	5,711,083
Pharma Foods International Co. Ltd.(c)	96,000	1,244,769
PHC Holdings Corp.	114,600	1,177,553
Pigeon Corp.	505,100	7,865,199
Pilot Corp.	128,900	4,295,875
Piolax Inc.	121,800	1,808,392
PKSHA Technology Inc.(b)	74,000	1,029,019
Plus Alpha Consulting Co. Ltd.	55,300	1,183,760
Pola Orbis Holdings Inc.	394,100	5,478,045
Pressance Corp.	105,800	1,527,917
Prestige International Inc.	415,000	1,811,409
Prima Meat Packers Ltd.	110,300	1,867,819
Raito Kogyo Co. Ltd.	183,700	2,709,532
Raiznext Corp.	195,600	2,094,434
Raksul Inc.(b)	202,800	2,064,805
Rakus Co. Ltd.	393,900	5,987,026
Relia Inc.	172,700	1,854,170
Relo Group Inc.	462,900	7,196,422
Rengo Co. Ltd.	840,000	5,478,292
RENOVA Inc.(b)	151,900	2,151,572
Resorttrust Inc.	349,800	5,776,180
Restar Holdings Corp.	77,800	1,216,996
Retail Partners Co. Ltd.	92,100	1,036,078
Ricoh Leasing Co. Ltd.	59,000	1,706,654
Riken Keiki Co. Ltd.	55,500	2,132,787
Riken Vitamin Co. Ltd.	76,600	1,149,001
Ringer Hut Co. Ltd.(b)(c)	140,700	2,497,559
Rinnai Corp.	491,100	11,869,968
Riso Kagaku Corp.	87,500	1,595,026
Riso Kyoiku Co. Ltd.	459,800	1,003,683

Security	Shares	Value

Japan (continued)
Rohto Pharmaceutical Co. Ltd.	821,400	$17,041,647
Roland Corp.	60,300	1,807,545
Rorze Corp.	45,600	3,378,231
Round One Corp.	867,200	3,751,305
Royal Holdings Co. Ltd.(c)	131,300	2,784,256
RS Technologies Co. Ltd.	66,800	1,500,828
Ryohin Keikaku Co. Ltd.	1,108,900	11,669,326
Ryosan Co. Ltd.	64,100	1,514,044
Ryoyo Electro Corp.	65,800	1,200,278
S Foods Inc.	79,600	1,770,963
Saibu Gas Holdings Co. Ltd.	87,400	1,216,988
Saizeriya Co. Ltd.	124,300	3,125,222
Sakai Moving Service Co. Ltd.	45,700	1,609,961
Sakata INX Corp.	119,200	972,357
Sakata Seed Corp.	123,700	3,618,859
SAMTY Co. Ltd.	102,500	1,673,019
Samty Residential Investment Corp.	1,578	1,343,569
San-A Co. Ltd.	81,400	2,752,316
San-Ai Obbli Co. Ltd.	230,400	2,427,501
SanBio Co. Ltd.(b)(c)	182,900	843,620
Sangetsu Corp.	186,000	3,101,549
San-in Godo Bank Ltd. (The)	584,100	3,282,222
Sanken Electric Co. Ltd.	98,100	7,368,245
Sanki Engineering Co. Ltd.	210,200	2,323,859
Sankyo Co. Ltd.	172,900	7,627,714
Sankyu Inc.	230,600	8,133,192
Sanrio Co. Ltd.	231,400	10,709,623
Sansan Inc.(b)(c)	301,600	4,045,464
Santen Pharmaceutical Co. Ltd.	1,518,100	12,772,729
Sanwa Holdings Corp.	810,000	8,872,051
Sanyo Chemical Industries Ltd.	49,700	1,560,333
Sanyo Denki Co. Ltd.	36,000	1,798,388
Sanyo Special Steel Co. Ltd.	86,600	1,532,697
Sapporo Holdings Ltd.	275,600	7,688,722
Sato Holdings Corp.	107,000	1,810,676
Sawai Group Holdings Co. Ltd.	161,200	4,664,412
SB Technology Corp.	40,500	692,074
SBS Holdings Inc.	76,500	1,864,161
SCREEN Holdings Co. Ltd.	165,100	13,429,103
Sega Sammy Holdings Inc.	681,500	12,738,269
Seibu Holdings Inc.	986,500	11,041,283
Seiko Group Corp.	119,000	2,612,066
Seino Holdings Co. Ltd.	544,900	6,049,479
Seiren Co. Ltd.	185,300	3,080,961
Sekisui House Reit Inc.	18,065	10,239,948
Sekisui Jushi Corp.	81,900	1,315,548
Senko Group Holdings Co. Ltd.	440,200	3,145,809
Septeni Holdings Co. Ltd.	277,900	765,345
Seria Co. Ltd.	205,100	3,646,043
Seven Bank Ltd.	2,528,600	5,176,013
Shibaura Machine Co. Ltd.	81,800	1,904,333
Shibuya Corp.	77,200	1,427,922
SHIFT Inc.(b)	53,700	9,996,912
Shiga Bank Ltd. (The)	162,600	3,389,492
Shikoku Chemicals Corp.	92,600	965,188
Shikoku Electric Power Co. Inc.(b)	628,600	3,714,016
Shima Seiki Manufacturing Ltd.	111,100	1,519,457
Shimamura Co. Ltd.	95,500	8,767,318
Shin Nippon Biomedical Laboratories Ltd.(c)	88,600	1,618,572
Shin-Etsu Polymer Co. Ltd.	189,200	1,861,487

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shinko Electric Industries Co. Ltd.	292,800	$8,693,680
Shinmaywa Industries Ltd.	232,500	2,093,520
Shinsei Bank Ltd.(b)	283,300	5,083,807
Ship Healthcare Holdings Inc.	329,000	5,803,502
Shizuoka Gas Co. Ltd.	161,200	1,370,658
SHO-BOND Holdings Co. Ltd.	172,400	7,367,674
Shochiku Co. Ltd.	40,100	3,600,635
Shoei Co. Ltd.	209,400	3,884,597
Shoei Foods Corp.(c)	42,900	1,262,067
Showa Denko KK.	766,700	12,140,879
Showa Sangyo Co. Ltd.	51,800	1,019,720
Siix Corp.	119,300	1,197,750
Simplex Holdings Inc.	115,100	2,002,491
SKY Perfect JSAT Holdings Inc.	666,100	2,596,979
Skylark Holdings Co. Ltd.(b)(c)	994,200	13,339,441
SMS Co. Ltd.	304,200	7,148,727
Snow Peak Inc.(c)	118,800	1,799,810
Socionext Inc.(c)	95,300	7,897,766
Sohgo Security Services Co. Ltd.	330,400	9,227,822
Sojitz Corp.	1,039,620	21,895,968
Solasto Corp.	220,000	1,025,977
Sosei Group Corp.(b)	322,800	6,359,907
SOSiLA Logistics REIT Inc.	2,842	2,826,226
Sotetsu Holdings Inc.	343,400	6,538,567
SPARX Group Co. Ltd.	137,120	1,495,620
S-Pool Inc.	287,100	1,331,817
SRE Holdings Corp.(b)(c)	44,800	1,004,831
Stanley Electric Co. Ltd.	560,800	12,650,469
Star Asia Investment Corp.	7,415	3,035,186
Star Micronics Co. Ltd.	155,300	2,021,215
Starts Corp. Inc.	124,700	2,356,557
Starts Proceed Investment Corp.	974	1,649,342
Strike Co. Ltd.	34,900	936,660
Sugi Holdings Co. Ltd.	150,400	6,380,695
Sumitomo Bakelite Co. Ltd.	150,700	5,763,216
Sumitomo Densetsu Co. Ltd.	76,400	1,589,055
Sumitomo Forestry Co. Ltd.	611,600	13,213,135
Sumitomo Heavy Industries Ltd.	485,600	11,733,067
Sumitomo Mitsui Construction Co. Ltd.	587,580	1,665,880
Sumitomo Osaka Cement Co. Ltd.	134,100	3,771,440
Sumitomo Pharma Co., Ltd.	775,800	4,867,085
Sumitomo Riko Co. Ltd.	124,800	664,507
Sumitomo Rubber Industries Ltd.	748,000	6,860,592
Sumitomo Warehouse Co. Ltd. (The)	247,900	4,118,431
Sun Frontier Fudousan Co. Ltd.	122,200	1,186,290
Sundrug Co. Ltd.	311,900	8,596,780
Suruga Bank Ltd.	686,700	2,604,673
Suzuken Co. Ltd.	247,900	7,055,409
Systena Corp.	1,179,000	2,438,655
T Hasegawa Co. Ltd.	134,500	3,202,123
Tadano Ltd.	422,500	3,307,122
Taihei Dengyo Kaisha Ltd.	46,600	1,421,371
Taiheiyo Cement Corp.	507,700	9,103,636
Taikisha Ltd.	104,800	2,839,205
Taisho Pharmaceutical Holdings Co. Ltd.	165,600	7,151,584
Taiyo Holdings Co. Ltd.	151,400	2,736,788
Taiyo Yuden Co. Ltd.	508,600	15,572,630
Takamatsu Construction Group Co. Ltd.	54,100	877,778
Takara Bio Inc.	207,300	2,615,766
Takara Holdings Inc.	615,600	4,851,063

Security	Shares	Value

Japan (continued)
Takara Leben Real Estate Investment Corp.	3,001	$2,018,204
Takara Standard Co. Ltd.	109,000	1,318,388
Takasago International Corp.(c)	28,900	551,165
Takasago Thermal Engineering Co. Ltd.	192,900	3,239,042
Takashimaya Co. Ltd.	626,100	9,248,952
Takeuchi Manufacturing Co. Ltd.	151,600	4,160,454
Takuma Co. Ltd.	259,700	2,716,930
Tama Home Co. Ltd.(c)	64,600	1,767,081
Tamron Co. Ltd.	65,300	1,593,182
TBS Holdings Inc.	147,500	2,223,960
TechMatrix Corp.	164,400	1,961,630
TechnoPro Holdings Inc.	470,500	12,836,969
Teijin Ltd.	777,200	8,680,498
Tenma Corp.	46,300	797,625
T-Gaia Corp.	86,000	1,055,071
THK Co. Ltd.	508,500	11,408,169
TKC Corp.	112,700	3,045,984
TKP Corp.(b)	77,400	1,552,942
Toa Corp./Tokyo	51,000	1,106,987
Toagosei Co. Ltd.	420,600	3,636,397
TOC Co. Ltd.	301,300	1,483,948
Tocalo Co. Ltd.	230,000	2,159,977
Toda Corp.	917,200	5,366,143
Toei Animation Co. Ltd.(c)	36,600	3,729,226
Toei Co. Ltd.	25,700	3,460,504
Toenec Corp.	13,500	344,112
Toho Bank Ltd. (The)	799,700	1,320,007
Toho Gas Co. Ltd.	318,400	5,957,387
Toho Holdings Co. Ltd.	241,800	4,824,149
Toho Titanium Co. Ltd.(c)	137,400	2,051,046
Tohoku Electric Power Co. Inc.(b)	1,958,100	10,067,636
Tokai Carbon Co. Ltd.	878,900	7,987,184
Tokai Corp./Gifu	48,300	729,761
TOKAI Holdings Corp.	413,500	2,686,024
Tokai Rika Co. Ltd.	226,900	3,134,397
Tokai Tokyo Financial Holdings Inc.	850,500	2,201,597
Token Corp.	30,500	1,774,231
Tokushu Tokai Paper Co. Ltd.	36,000	783,405
Tokuyama Corp.	263,400	4,295,818
Tokyo Century Corp.	157,900	5,432,100
Tokyo Electron Device Ltd.	28,100	1,610,325
Tokyo Kiraboshi Financial Group Inc.	114,000	2,322,207
Tokyo Ohka Kogyo Co. Ltd.	138,600	7,235,366
Tokyo Seimitsu Co. Ltd.	160,700	5,928,544
Tokyo Steel Manufacturing Co. Ltd.	265,600	2,672,799
Tokyo Tatemono Co. Ltd.	813,900	10,308,038
Tokyotokeiba Co. Ltd.	61,600	1,944,745
Tokyu Construction Co. Ltd.	341,240	1,809,275
Tokyu Fudosan Holdings Corp.	2,661,900	13,508,595
Tokyu REIT Inc.	3,831	5,117,960
TOMONY Holdings Inc.	840,500	2,286,409
Tomy Co. Ltd.	354,500	4,005,580
Topcon Corp.	452,800	6,449,767
Topre Corp.	150,200	1,521,977
Toridoll Holdings Corp.	190,000	4,052,598
Torii Pharmaceutical Co. Ltd.	46,000	1,167,838
Tosei Corp.	132,700	1,579,150
Toshiba TEC Corp.	113,200	3,287,700
Totetsu Kogyo Co. Ltd.	116,600	2,329,677
Towa Pharmaceutical Co. Ltd.	107,900	1,540,083

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyo Construction Co. Ltd.	282,400	$2,022,498
Toyo Gosei Co. Ltd.(c)	23,400	1,333,001
Toyo Ink SC Holdings Co. Ltd.	160,400	2,588,541
Toyo Seikan Group Holdings Ltd.	570,900	8,064,498
Toyo Suisan Kaisha Ltd.	387,100	17,282,832
Toyo Tanso Co. Ltd.	64,500	1,875,235
Toyo Tire Corp.	465,100	5,541,201
Toyobo Co. Ltd.	349,700	2,639,703
Toyoda Gosei Co. Ltd.	281,800	4,832,835
Toyota Boshoku Corp.	330,600	5,232,982
Trancom Co. Ltd.	29,700	1,490,656
Transcosmos Inc.	103,700	2,419,565
TRE Holdings Corp.	191,400	1,676,982
Tri Chemical Laboratories Inc.	109,600	1,772,662
Trusco Nakayama Corp.	198,300	3,444,716
TS Tech Co. Ltd.	388,000	5,231,969
Tsubakimoto Chain Co.	109,600	2,714,651
Tsugami Corp.	177,200	1,840,650
Tsumura & Co.	247,400	5,020,102
Tsuruha Holdings Inc.	171,800	11,252,162
TV Asahi Holdings Corp.	89,600	1,035,795
UACJ Corp.	138,994	2,774,006
UBE Corp.	419,700	6,657,871
Ulvac Inc.	204,500	8,118,328
Union Tool Co.	30,900	738,954
United Arrows Ltd.	84,300	1,230,362
United Super Markets Holdings Inc.	233,800	2,019,880
United Urban Investment Corp.	12,766	14,174,333
Universal Entertainment Corp.(b)	104,500	2,199,892
Usen-Next Holdings Co. Ltd.	69,200	1,554,253
Ushio Inc.	417,500	5,193,516
UT Group Co. Ltd.(b)	124,800	2,388,935
Valor Holdings Co. Ltd.	158,700	2,429,520
ValueCommerce Co. Ltd.	70,500	682,889
Vector Inc.	133,500	1,262,469
Vision Inc./Tokyo Japan(b)(c)	163,700	2,055,509
Visional Inc.(b)(c)	74,400	3,901,811
VT Holdings Co. Ltd.	343,700	1,349,894
Wacoal Holdings Corp.	185,600	3,609,097
Wacom Co. Ltd.	642,400	3,262,931
Wakita & Co. Ltd.	103,300	1,051,530
WDB Holdings Co. Ltd.	31,100	464,554
WealthNavi Inc.(b)(c)	129,000	1,134,978
Weathernews Inc.	26,600	1,334,589
West Holdings Corp.(c)	98,830	2,356,187
WingArc1st Inc.	80,600	1,315,643
Workman Co. Ltd.	89,800	3,658,112
W-Scope Corp.(b)(c)	225,700	1,874,831
YAMABIKO Corp.	138,700	1,374,142
Yamada Holdings Co. Ltd.	3,141,700	10,947,973
Yamaguchi Financial Group Inc.	855,900	5,262,697
YA-MAN Ltd.(c)	125,700	1,085,461
Yamato Kogyo Co. Ltd.	169,200	6,647,370
Yamazaki Baking Co. Ltd.	522,800	7,005,084
Yamazen Corp.	201,300	1,561,794
Yaoko Co. Ltd.	80,100	4,198,810
Yellow Hat Ltd.	136,500	1,940,144
Yodogawa Steel Works Ltd.	121,500	2,546,509
Yokogawa Bridge Holdings Corp.	138,700	2,269,992
Yokohama Rubber Co. Ltd. (The)	511,700	11,124,663

Security	Shares	Value

Japan (continued)
Yokorei Co. Ltd.	316,400	$2,546,477
Yokowo Co. Ltd.	74,400	1,100,195
Yonex Co. Ltd.	259,000	3,092,213
Yoshinoya Holdings Co. Ltd.	280,900	5,193,596
Yuasa Trading Co. Ltd.	56,200	1,632,172
Yurtec Corp.	91,900	558,308
Zenkoku Hosho Co. Ltd.	222,700	8,185,142
Zenrin Co. Ltd.	168,600	1,090,767
Zensho Holdings Co. Ltd.	406,000	12,899,797
Zeon Corp.	549,100	5,665,521
ZERIA Pharmaceutical Co. Ltd.	143,900	2,579,161
Zojirushi Corp.	142,200	1,866,214
Zuken Inc.	62,600	1,589,373
		3,444,324,594
Netherlands — 2.4%
Aalberts NV	432,522	19,976,286
Alfen Beheer BV(b)(d)	94,762	7,667,135
Allfunds Group PLC	1,097,035	7,277,760
AMG Advanced Metallurgical Group NV	121,516	4,536,761
Arcadis NV.	313,246	12,939,858
Ariston Holding NV	362,866	4,144,183
ASR Nederland NV	645,840	28,405,748
B&S Group Sarl(d)	156,862	678,422
Basic-Fit NV(b)(c)(d)	229,784	9,744,427
BE Semiconductor Industries NV	316,975	28,532,069
Brunel International NV	112,130	1,516,406
Cementir Holding NV	186,415	1,563,176
CM.Com NV(b)(c)	54,957	610,435
Corbion NV	258,401	8,134,854
CureVac NV(b)(c)	247,887	1,823,240
Ebusco Holding NV(b)(c)	65,795	648,349
Eurocommercial Properties NV	180,652	4,332,379
Fastned BV(b)(c)	20,611	735,717
Flow Trades Ltd., NVS	143,135	3,545,557
Fugro NV(b)	472,563	6,700,626
InPost SA(b)	984,122	10,562,429
Iveco Group NV(b)	892,214	8,027,917
Koninklijke BAM Groep NV	1,146,454	2,512,391
Koninklijke Vopak NV	301,480	11,519,095
Meltwater Holding BV(b)	645,042	1,050,000
MFE-MediaForEurope NV, Class A	2,206,504	1,042,963
MFE-MediaForEurope NV, Class B	1,796,373	1,323,455
NSI NV	85,463	1,963,480
Pharming Group NV(b)(c)	2,807,866	3,167,298
PostNL NV	1,482,752	2,667,545
SBM Offshore NV	588,926	8,324,240
Shop Apotheke Europe NV(b)(d)	63,511	6,340,307
Signify NV(d)	554,135	18,506,132
Sligro Food Group NV	92,219	1,609,294
SNS Real NV(a)(c)	287,474	3
Technip Energies NV	585,158	12,982,200
TKH Group NV	174,657	8,455,449
TomTom NV(b)(c)	323,555	2,774,086
Van Lanschot Kempen NV	137,033	4,165,243
Vastned Retail NV	51,350	1,169,862
Wereldhave NV	142,457	2,187,791
		263,864,568
New Zealand — 1.0%
a2 Milk Co. Ltd. (The)(b)	3,217,181	11,750,345

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Air New Zealand Ltd.(b)(c)	7,267,678	$3,424,201
Chorus Ltd.	1,935,546	10,349,334
Contact Energy Ltd.	3,420,581	16,589,965
Fletcher Building Ltd.	3,476,283	9,692,984
Genesis Energy Ltd.	2,114,674	3,548,697
Goodman Property Trust	4,405,295	5,958,207
Infratil Ltd.	3,171,612	18,754,369
Kiwi Property Group Ltd.	7,589,468	4,327,671
Oceania Healthcare Ltd.	2,506,018	1,070,128
Precinct Properties New Zealand Ltd.	5,859,550	4,493,198
Pushpay Holdings Ltd.(b)	4,758,491	4,185,357
Ryman Healthcare Ltd.	2,545,113	8,360,854
SKYCITY Entertainment Group Ltd.	3,273,296	4,860,942
Summerset Group Holdings Ltd.	1,009,156	5,085,631
Warehouse Group Ltd. (The)(c)	500,824	533,456
		112,985,339
Norway — 2.1%
Aker ASA, Class A	96,210	5,880,516
Aker Carbon Capture ASA(b)	1,460,429	1,498,363
Aker Horizons Holding AS(b)(c)	1,027,698	811,411
Aker Solutions ASA	1,059,421	3,781,322
Atea ASA	356,705	4,900,194
Austevoll Seafood ASA	397,739	3,745,687
Bakkafrost P/F	220,368	16,066,409
Bewi ASA(c)	207,294	815,012
Bonheur ASA	88,365	1,973,423
Borregaard ASA	384,411	6,432,097
BW Energy Ltd.(b)	379,007	1,019,685
BW LPG Ltd.(d)	367,191	2,966,665
BW Offshore Ltd.	414,057	1,104,896
Cool Co. Ltd.	61,541	758,376
Crayon Group Holding ASA(b)(d)	320,242	2,475,185
DNO ASA	2,060,904	2,061,726
Elkem ASA(d)	1,393,323	4,715,839
Elopak ASA	494,461	1,111,221
Entra ASA(d)	281,744	2,862,974
Europris ASA(d)	704,354	5,044,362
Flex LNG Ltd.	127,545	4,423,988
Frontline PLC, NVS(c)	577,496	8,959,039
Golden Ocean Group Ltd.	573,197	5,280,160
Grieg Seafood ASA	200,682	1,682,894
Hafnia Ltd.	574,584	3,117,102
Hexagon Composites ASA(b)	489,393	1,484,190
Hexagon Purus ASA(b)(c)	345,186	733,085
Hoegh Autoliners ASA	203,157	1,317,264
Kahoot! ASA(b)(c)	1,179,512	3,079,200
Leroy Seafood Group ASA	1,159,904	6,107,790
MPC Container Ships AS	1,170,806	1,921,347
NEL ASA(b)(c)	6,896,968	9,478,066
Nordic Semiconductor ASA(b)	711,170	7,700,536
Norske Skog ASA(b)(d)	325,693	1,447,883
Norwegian Air Shuttle ASA(b)	2,934,307	2,851,354
Nykode Therapeutics AS(b)(c)	438,221	1,060,493
Odfjell Drilling Ltd.(b)	386,816	903,162
PGS ASA(b)	3,754,624	2,721,051
Protector Forsikring ASA	297,128	4,314,104
REC Silicon ASA(b)(c)	1,200,085	1,805,104
Scatec ASA(d)	521,497	3,409,356
Schibsted ASA, Class A	316,101	5,612,329
Schibsted ASA, Class B	421,721	6,828,457

Security	Shares	Value

Norway (continued)
SpareBank 1 Nord Norge	362,580	$3,282,677
SpareBank 1 Oestlandet	117,530	1,382,648
SpareBank 1 SMN	596,748	7,715,361
SpareBank 1 SR-Bank ASA	781,187	9,151,162
Stolt-Nielsen Ltd.	76,862	2,216,281
Storebrand ASA	2,056,108	15,863,925
Subsea 7 SA	1,041,179	11,901,200
TGS ASA	521,214	8,173,869
TOMRA Systems ASA	1,031,883	15,823,190
Veidekke ASA	455,731	5,242,785
Volue ASA(b)	235,690	398,086
Wallenius Wilhelmsen ASA	465,573	3,484,362
		240,898,863
Portugal — 0.3%
Altri SGPS SA	320,413	1,658,633
Banco Comercial Portugues SA, Class R(c)	36,130,945	9,287,229
Corticeira Amorim SGPS SA	130,176	1,468,836
CTT-Correios de Portugal SA	410,167	1,694,442
Greenvolt Energias Renovaveis SA(b)	250,624	1,703,271
Navigator Co. SA (The)	942,027	3,457,626
NOS SGPS SA	905,603	3,979,563
REN - Redes Energeticas Nacionais SGPS SA	1,816,712	5,275,738
Semapa-Sociedade de Investimento e Gestao	77,927	1,177,344
Sonae SGPS SA	3,947,077	4,501,041
		34,203,723
Singapore — 2.0%
AEM Holdings Ltd.(c)	1,163,400	2,964,901
AIMS APAC REIT(c)	2,337,700	2,408,287
AustAsia Group Ltd.(b)	411,964	167,942
Best World International Ltd.(b)	586,700	962,470
Bumitama Agri Ltd.	1,450,200	626,847
CapitaLand Ascott Trust	9,063,396	7,358,607
CapitaLand China Trust	5,091,334	4,246,135
Capitaland India Trust(c)	4,037,500	3,306,257
CDL Hospitality Trusts	3,760,800	3,567,356
ComfortDelGro Corp. Ltd.	9,439,100	8,449,627
Cromwell European Real Estate Investment Trust	1,369,760	2,324,382
Digital Core REIT Management Pte Ltd.	3,493,600	1,524,422
Eagle Hospitality Trust(a)(b)(c)	1,640,200	16
ESR-LOGOS REIT	21,900,273	5,346,171
Far East Hospitality Trust	4,314,800	2,009,484
First Resources Ltd.	2,389,400	2,754,698
Frasers Centrepoint Trust(c)	4,663,838	7,749,765
Frasers Hospitality Trust	3,159,800	1,136,905
Frasers Logistics & Commercial Trust	12,909,736	13,102,596
Frencken Group Ltd.(c)	1,361,900	1,070,033
Golden Agri-Resources Ltd.	27,986,900	5,788,056
Hour Glass Ltd. (The)(c)	1,038,700	1,623,614
Hutchison Port Holdings Trust, Class U(c)	21,877,600	4,150,203
iFAST Corp. Ltd.(c)	637,900	2,220,548
Kenon Holdings Ltd./Singapore	81,597	2,170,798
Keppel DC REIT(c)	6,096,400	9,857,029
Keppel Infrastructure Trust	15,435,200	5,673,967
Keppel Pacific Oak US REIT	3,772,200	1,357,992
Keppel REIT	8,245,200	5,392,176
Lendlease Global Commercial REIT(c)	8,326,629	4,380,755
Manulife US Real Estate Investment Trust	7,194,931	1,292,217
Mapletree Industrial Trust	8,934,893	15,972,168
Maxeon Solar Technologies Ltd.(b)(c)	108,750	3,056,962

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Nanofilm Technologies International Ltd.(c)	1,189,100	$1,346,698
NetLink NBN Trust	11,771,000	7,727,143
Olam Group Ltd.(c)	4,142,600	5,000,129
OUE Commercial Real Estate Investment Trust	8,900,379	2,173,004
PARAGON REIT	4,827,836	3,388,701
Parkway Life REIT	1,717,100	5,000,932
Prime U.S. REIT	2,812,954	733,337
Raffles Medical Group Ltd.	3,711,300	4,098,434
Riverstone Holdings Ltd./Singapore	1,891,100	860,222
Sasseur Real Estate Investment Trust	2,476,100	1,339,916
SATS Ltd.(b)(c)	3,961,679	7,567,943
Sembcorp Industries Ltd.	4,285,500	13,789,232
Sheng Siong Group Ltd.	3,174,000	4,215,432
SIA Engineering Co. Ltd.(b)(c)	1,141,600	1,914,715
Silverlake Axis Ltd.	4,384,940	1,104,071
Singapore Post Ltd.(c)	6,076,000	2,327,654
Starhill Global REIT	6,344,200	2,500,813
StarHub Ltd.	2,604,300	1,955,554
Straits Trading Co. Ltd.(c)	635,934	1,031,052
Suntec REIT(c)	10,127,600	10,266,184
TDCX Inc., ADR(b)	94,884	667,035
UMS Holdings Ltd.(c)	2,473,400	1,922,077
Yangzijiang Financial Holding Ltd.(b)	10,348,700	2,996,629
Yangzijiang Shipbuilding Holdings Ltd.	11,366,800	10,599,972
Yanlord Land Group Ltd.	2,271,300	1,451,748
		229,992,013
Spain — 1.9%
Acerinox SA	838,229	9,056,440
Almirall SA	307,463	3,147,478
Applus Services SA	590,678	4,955,833
Atresmedia Corp. de Medios de Comunicacion SA	377,752	1,510,613
Audax Renovables SA(b)(c)	591,932	711,722
Banco de Sabadell SA	24,446,759	25,478,319
Bankinter SA	2,922,657	17,282,304
Befesa SA(d)	173,154	7,795,890
Cia. de Distribucion Integral Logista Holdings SA	285,283	7,747,398
Cie. Automotive SA	210,554	6,349,156
Construcciones y Auxiliar de Ferrocarriles SA	84,819	2,632,194
Distribuidora Internacional de Alimentacion SA(b)	65,957,017	1,149,258
Ebro Foods SA	291,313	5,407,583
eDreams ODIGEO SA(b)	261,578	1,482,535
Ence Energia y Celulosa SA	574,204	2,249,206
Faes Farma SA	1,302,296	4,590,687
Fluidra SA	425,360	7,286,432
Gestamp Automocion SA(d)	740,510	3,201,860
Global Dominion Access SA(d)	351,273	1,466,987
Grenergy Renovables SA(b)(c)	54,335	1,590,540
Indra Sistemas SA	614,603	8,137,844
Inmobiliaria Colonial SOCIMI SA	1,264,846	8,085,502
Laboratorios Farmaceuticos Rovi SA	81,863	3,621,489
Lar Espana Real Estate SOCIMI SA	289,855	1,638,478
Let’s Gowex SA.(a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros
y Reaseguros	2,756,657	2,544,040
Mapfre SA	3,891,505	7,795,175
Mediaset Espana Comunicacion SA(b)(c)	543,824	1,808,506
Melia Hotels International SA(b)	523,275	3,378,660
Merlin Properties SOCIMI SA	1,423,030	12,582,147
Miquel y Costas & Miquel SA	106,657	1,431,459
Neinor Homes SA(d)	114,760	1,163,018

Security	Shares	Value

Spain (continued)
Opdenergy Holdings SA, NVS(b)(c)	188,950	$785,970
Pharma Mar SA	63,746	2,646,412
Prosegur Cash SA(d)	1,398,845	966,450
Prosegur Cia. de Seguridad SA	814,716	1,563,000
Sacyr SA	1,752,494	5,798,567
Solaria Energia y Medio Ambiente SA(b)	328,226	5,178,326
Soltec Power Holdings SA(b)	178,366	1,020,196
Talgo SA(d)	407,482	1,417,618
Tecnicas Reunidas SA(b)(c)	146,872	1,362,796
Unicaja Banco SA(d)	6,277,222	6,370,641
Vidrala SA	86,994	9,132,431
Viscofan SA	172,835	11,847,270
		215,368,431
Sweden — 5.9%
AAK AB	799,908	16,120,638
AcadeMedia AB(d)	350,146	1,777,183
AddLife AB	487,381	5,775,283
AddTech AB, Class B	1,139,665	22,841,377
AFRY AB	406,523	7,642,173
Alimak Group AB(c)(d)	361,514	2,668,598
Alleima AB, NVS(b)	936,704	4,808,547
Ambea AB(d)	317,968	1,209,234
Arjo AB, Class B	935,863	4,151,654
Atrium Ljungberg AB, Class B	191,981	3,570,385
Attendo AB(b)(d)	453,354	1,606,956
Avanza Bank Holding AB(c)	544,899	11,593,983
Axfood AB	471,127	11,692,035
Beijer Alma AB	191,369	4,351,324
Beijer Ref AB	1,438,265	23,526,613
Betsson AB	500,914	5,407,207
BICO Group AB, Class B(b)(c)	194,482	1,166,522
Bilia AB, Class A	294,951	3,328,724
Billerud AB	972,820	9,343,191
BioArctic AB(b)(c)(d)	143,825	3,715,380
BioGaia AB	377,557	3,747,939
Biotage AB	289,867	3,605,821
BoneSupport Holding AB(b)(d)	245,814	2,459,327
Boozt AB(b)(c)(d)	229,429	2,657,829
Bravida Holding AB(d)	891,611	10,855,134
Bufab AB	113,994	3,781,124
Bure Equity AB	238,358	6,094,467
Calliditas Therapeutics AB, Class B(b)(c)	164,859	2,004,304
Camurus AB(b)	131,251	2,988,049
Castellum AB(c)	1,130,663	13,744,458
Catena AB	141,734	5,436,953
Cellavision AB	63,710	1,087,196
Cibus Nordic Real Estate AB	197,614	2,113,688
Cint Group AB(b)	644,856	1,014,203
Clas Ohlson AB, Class B	175,208	1,322,796
Cloetta AB, Class B	873,472	1,849,001
Collector Bank AB(b)	274,357	872,159
Coor Service Management Holding AB(d)	426,442	2,774,381
Corem Property Group AB, Class B	2,406,492	1,909,729
Creades AB, Class A	230,682	1,915,241
Dios Fastigheter AB	361,230	2,577,905
Dometic Group AB(d)	1,396,517	10,009,714
Duni AB(b)	146,099	1,595,613
Dustin Group AB(b)(d)	318,990	1,097,656
Electrolux Professional AB, Class B	1,028,065	5,992,689
Elekta AB, Class B	1,612,793	13,560,675

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Engcon AB(b)	173,693	$1,526,469
Fabege AB	1,138,893	9,133,582
Fortnox AB	2,134,252	14,711,265
GARO AB(c)	134,498	1,068,455
Granges AB	463,965	4,614,658
Hemnet Group AB	358,549	5,873,812
Hexatronic Group AB	709,516	6,001,587
Hexpol AB	1,146,779	13,515,715
HMS Networks AB	123,786	5,758,595
Hufvudstaden AB, Class A	483,067	6,888,495
Implantica AG, SDR(b)	138,757	260,870
Instalco AB	790,675	4,156,112
Intrum AB(c)	314,236	2,844,687
Investment AB Oresund	178,523	2,140,016
INVISIO AB	168,295	3,457,449
Inwido AB	250,231	2,629,513
JM AB	221,605	3,557,589
Kambi Group PLC, Class B(b)	108,411	1,812,665
K-Fast Holding AB(b)(c)	253,508	511,413
Kindred Group PLC	993,190	12,223,318
KNOW IT AB	108,587	2,516,383
Lindab International AB	327,184	5,239,974
Loomis AB	327,485	10,482,393
Medicover AB	277,735	4,579,295
MEKO AB	160,419	1,967,138
Millicom International Cellular SA, SDR(b)	747,694	13,410,846
MIPS AB	113,835	6,155,438
Modern Times Group MTG AB, Class B	380,155	3,056,136
Munters Group AB(d)	564,740	5,543,227
Mycronic AB	318,475	6,768,508
NCC AB, Class B	351,359	3,493,945
New Wave Group AB, Class B	183,661	3,709,244
Nobia AB(b)	528,951	771,346
Nolato AB, Class B	890,074	4,938,186
Nordnet AB publ	599,087	9,418,512
Note AB(b)(c)	72,031	1,613,440
NP3 Fastigheter AB	116,475	2,242,015
Nyfosa AB	703,394	4,820,274
Orron Energy AB	852,281	994,467
OX2 AB(b)	349,086	2,698,612
Pandox AB	398,195	4,744,668
Paradox Interactive AB	138,215	3,396,393
Peab AB, Class B	795,254	4,206,947
Platzer Fastigheter Holding AB, Class B	257,670	2,170,866
PowerCell Sweden AB(b)(c)	203,916	1,730,926
Ratos AB, Class B	908,858	3,141,531
Resurs Holding AB(d)	552,929	1,052,247
Rvrc Holding AB	162,508	485,708
Saab AB, Class B	318,769	17,898,646
Samhallsbyggnadsbolaget i Norden AB(c)	4,503,501	5,297,496
Samhallsbyggnadsbolaget i Norden AB, Class D(c)	701,402	1,062,565
Scandic Hotels Group AB(b)(c)(d)	664,908	2,378,940
Sdiptech AB, Class B(b)	130,094	3,006,033
Sectra AB, NVS	593,537	9,372,133
Sinch AB(b)(c)(d)	2,349,637	6,236,568
SkiStar AB	182,883	2,354,621
SSAB AB, Class A	989,715	7,028,813
SSAB AB, Class B	2,823,221	19,082,379
Stillfront Group AB(b)	2,006,351	4,274,721
Storskogen Group AB	5,907,643	5,384,545

Security	Shares	Value

Sweden (continued)
Surgical Science Sweden AB(b)	143,532	$2,619,914
Svolder AB	388,931	2,349,079
Sweco AB, Class B	934,430	12,526,831
SwedenCare AB	395,127	1,258,360
Synsam AB(c)	185,955	751,611
Thule Group AB(d)	456,419	13,201,274
Trelleborg AB, Class B	1,054,524	26,498,175
Troax Group AB	163,912	3,714,997
Truecaller AB(b)(c)	850,589	2,543,124
Vestum AB(b)(c)	602,279	782,776
Viaplay Group AB, Class B(b)	320,988	8,202,224
Vimian Group AB(b)(c)	707,628	2,565,527
Vitec Software Group AB, Class B	134,535	7,086,475
Vitrolife AB	264,335	5,951,423
Volati AB	98,156	980,119
Wallenstam AB, Class B	1,517,504	6,021,579
Wihlborgs Fastigheter AB	1,213,546	9,809,020
XANO Industri AB, Class B	63,413	568,272
Xvivo Perfusion AB(b)(c)	93,412	2,788,596
		664,996,824
Switzerland — 4.7%
Accelleron Industries AG, NVS(b)	332,591	8,203,262
Allreal Holding AG, Registered	65,595	11,640,426
ALSO Holding AG, Registered	28,191	6,043,290
Arbonia AG	226,502	2,773,580
Aryzta AG(b)	4,146,897	7,368,064
Autoneum Holding AG(b)(c)	12,275	1,865,607
Basilea Pharmaceutica AG, Registered(b)	50,798	2,461,775
Belimo Holding AG, Registered	42,748	20,631,407
Bell Food Group AG, Registered	8,419	2,673,489
Bossard Holding AG, Class A, Registered	24,542	6,018,757
Bucher Industries AG, Registered	29,016	13,067,230
Burckhardt Compression Holding AG	13,434	8,295,315
Burkhalter Holding AG	22,598	2,428,381
Bystronic AG, Registered	5,781	4,172,811
Cembra Money Bank AG	130,347	10,467,658
Coltene Holding AG, Registered	11,931	972,318
Comet Holding AG, Registered	34,110	8,244,972
COSMO Pharmaceuticals NV	36,177	2,181,507
Daetwyler Holding AG, Bearer	32,917	8,329,246
DKSH Holding AG	156,081	12,431,984
dormakaba Holding AG	12,721	5,698,695
Dottikon Es Holding AG(b)(c)	11,721	3,060,838
Dufry AG, Registered(b)	315,332	14,577,558
EFG International AG	400,568	3,854,809
Emmi AG, Registered	9,449	9,833,607
Flughafen Zurich AG, Registered	86,363	16,622,169
Forbo Holding AG, Registered	3,917	5,766,108
Galenica AG(d)	218,106	19,546,393
Georg Fischer Ltd.	356,350	25,984,994
Gurit Holding AG(b)	15,410	1,553,327
Helvetia Holding AG, Registered	161,026	24,088,246
Huber + Suhner AG, Registered	70,038	5,768,970
Idorsia Ltd.(b)(c)	498,637	4,819,047
Implenia AG, Registered	60,356	2,723,697
Inficon Holding AG, Registered	7,430	8,089,248
Interroll Holding AG, Registered	2,814	10,270,759
Intershop Holding AG	6,038	4,239,808
Kardex Holding AG, Registered	27,154	6,205,520
Komax Holding AG, Registered	16,775	4,446,447

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Landis+Gyr Group AG	94,770	$7,851,511
LEM Holding SA, Registered	2,450	5,405,157
Leonteq AG	41,156	2,232,964
Medacta Group SA(d)	31,484	4,231,642
Medartis Holding AG(b)(d)	18,285	1,532,070
Medmix AG(d)	104,252	2,473,749
Metall Zug AG, Class B, Registered	845	1,744,168
Meyer Burger Technology AG(b)	14,120,231	9,094,734
Mobilezone Holding AG, Registered	178,606	2,733,282
Mobimo Holding AG, Registered	31,960	8,571,298
Montana Aerospace AG(b)(d)	92,166	1,670,399
OC Oerlikon Corp. AG, Registered	800,725	4,483,531
Orior AG	25,940	2,421,520
Peach Property Group AG(c)	38,718	604,854
PolyPeptide Group AG(d)	65,399	1,640,945
PSP Swiss Property AG, Registered	198,558	23,382,418
Rieter Holding AG, Registered	11,255	1,225,693
Schweiter Technologies AG, NVS	4,301	3,432,232
Sensirion Holding AG(b)(c)(d)	40,603	4,405,268
SFS Group AG	84,840	11,086,085
Siegfried Holding AG, Registered	17,344	13,367,171
SKAN Group AG	39,390	3,798,644
Softwareone Holding AG	416,732	6,286,209
St. Galler Kantonalbank AG, Class A, Registered	12,838	7,230,985
Stadler Rail AG	215,866	8,971,151
Sulzer AG, Registered(c)	81,972	6,869,047
Swissquote Group Holding SA, Registered	43,453	9,302,094
Tecan Group AG, Registered	55,392	24,138,310
Trifork Holding AG	52,677	1,252,193
TX Group AG	11,677	1,360,096
u-blox Holding AG	29,374	3,540,895
Valiant Holding AG, Registered	68,969	8,016,288
Vetropack Holding AG, Registered	48,022	2,487,463
Vontobel Holding AG, Registered	124,437	8,334,875
V-ZUG Holding AG(b)(c)	10,254	938,387
Ypsomed Holding AG, Registered	18,071	4,200,984
Zehnder Group AG, Registered	43,713	3,570,505
Zur Rose Group AG(b)(c)	49,715	2,175,230
		533,485,366
United Kingdom — 15.5%
888 Holdings PLC(b)	1,594,083	1,610,515
Advanced Medical Solutions Group PLC	979,391	3,015,582
AG Barr PLC	396,003	2,503,315
Airtel Africa PLC(d)	4,035,137	6,091,147
AJ Bell PLC	1,341,089	5,497,821
Alliance Pharma PLC	2,231,385	1,786,335
Alpha Financial Markets Consulting PLC	495,715	2,896,903
Alpha FX Group PLC	135,085	3,683,968
Alphawave IP Group PLC(b)	1,234,330	1,576,901
AO World PLC(b)	1,881,176	1,825,020
Ascential PLC(b)	1,936,517	6,210,849
Ashmore Group PLC	2,005,475	6,147,177
ASOS PLC(b)(c)	306,883	2,856,085
Assura PLC	12,900,513	8,252,276
Aston Martin Lagonda Global Holdings PLC(b)(c)(d)	1,850,160	5,632,875
Atalaya Mining PLC	463,926	1,929,860
Auction Technology Group PLC(b)	392,545	3,458,251
Avon Protection PLC	130,910	1,633,695
B&M European Value Retail SA	4,153,221	25,072,786
Babcock International Group PLC(b)	1,092,991	4,369,123

Security	Shares	Value

United Kingdom (continued)
Balanced Commercial Property Trust Ltd.	3,003,995	$3,110,714
Balfour Beatty PLC	2,592,138	12,476,877
Bank of Georgia Group PLC	157,177	5,846,954
Beazley PLC	2,918,813	21,898,285
Bellway PLC	538,854	16,337,760
Big Yellow Group PLC	769,274	11,841,369
Bodycote PLC	837,515	7,267,839
boohoo Group PLC(b)	4,443,467	2,756,765
Borr Drilling Ltd.(b)	849,067	5,881,212
Breedon Group PLC	6,661,073	5,751,087
Bridgepoint Group PLC(d)	1,072,380	3,257,104
Britvic PLC	1,144,845	13,161,800
Burford Capital Ltd.	809,869	10,653,055
Bytes Technology Group PLC	915,887	4,786,030
Capita PLC(b)	7,467,109	3,260,103
Capital & Counties Properties PLC	5,958,073	8,820,640
Capricorn Energy PLC(b)	1,357,888	3,744,118
Carnival PLC(b)	630,877	5,209,803
Centamin PLC	5,052,793	6,557,913
Central Asia Metals PLC	790,024	2,040,333
Centrica PLC	25,679,635	36,900,370
Ceres Power Holdings PLC(b)(c)	540,074	2,379,085
Chemring Group PLC	1,222,867	4,377,308
Civitas Social Housing PLC	2,534,947	1,698,029
Clarkson PLC	119,410	4,652,125
Close Brothers Group PLC	651,620	7,448,058
CLS Holdings PLC	767,436	1,307,829
CMC Markets PLC(d)	547,360	1,264,351
Coats Group PLC	6,987,468	6,867,135
Computacenter PLC	373,555	10,829,715
ConvaTec Group PLC(d)	7,131,664	19,715,997
Craneware PLC	113,499	1,925,639
Cranswick PLC	232,831	9,415,526
Crest Nicholson Holdings PLC	1,124,505	3,799,772
Currys PLC	4,753,775	3,416,235
Custodian Reit PLC	1,742,952	2,069,980
CVS Group PLC	309,493	8,248,180
Darktrace PLC(b)	1,410,037	4,972,273
Dechra Pharmaceuticals PLC	496,770	23,318,908
Deliveroo PLC(b)(d)	3,857,715	5,303,914
Derwent London PLC	440,063	13,285,533
Diploma PLC	546,558	18,521,091
Direct Line Insurance Group PLC	5,687,374	12,292,951
DiscoverIE Group PLC	419,123	4,450,894
Diversified Energy Co. PLC	3,668,514	4,366,055
Domino’s Pizza Group PLC	1,668,829	6,174,122
Dowlais Group PLC(b)	5,874,298	9,789,229
Dr. Martens PLC	2,602,171	5,425,246
Draper Esprit PLC(b)	597,490	2,101,006
Drax Group PLC	1,744,152	13,800,603
DS Smith PLC	6,002,097	23,433,744
Dunelm Group PLC	478,561	6,892,407
easyJet PLC(b)	1,331,770	8,355,352
Elementis PLC(b)	2,539,879	4,009,144
EMIS Group PLC	247,364	5,073,477
Empiric Student Property PLC	2,531,357	2,939,506
Energean PLC	544,451	8,470,878
EnQuest PLC(b)	6,262,360	1,314,807
Ergomed PLC(b)	174,570	2,344,135
Essentra PLC	1,328,803	3,454,885

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
FD Technologies PLC(b)	103,640	$2,456,437
Ferrexpo PLC	1,250,389	1,700,161
Fevertree Drinks PLC(c)	461,790	7,869,610
Finablr PLC(a)(b)(d)	1,080,679	14
Firstgroup PLC	3,263,348	4,602,718
Forterra PLC(d)	929,727	2,259,753
Frasers Group PLC(b)	732,908	7,082,566
Future PLC	499,326	7,085,355
Games Workshop Group PLC	143,928	17,964,803
Gamma Communications PLC	357,934	5,248,101
GB Group PLC	1,045,119	4,272,952
Genel Energy PLC	635,329	887,876
Genuit Group PLC	1,076,850	4,066,761
Genus PLC	285,097	9,639,224
Grafton Group PLC	932,388	10,169,604
Grainger PLC	3,213,768	10,444,606
Great Portland Estates PLC	952,490	6,386,220
Greatland Gold PLC(b)	19,612,632	1,981,714
Greggs PLC	444,616	15,790,941
Gulf Keystone Petroleum Ltd.	918,261	1,567,166
Halfords Group PLC	965,805	2,551,357
Hammerson PLC	17,379,926	6,128,929
Harbour Energy PLC	1,861,876	5,791,941
Hays PLC	6,977,726	10,010,618
Helical PLC	574,599	2,166,382
Helios Towers PLC(b)	3,131,319	4,092,997
Hill & Smith PLC	348,028	6,020,743
Hiscox Ltd.	1,508,482	22,450,981
Hochschild Mining PLC	1,371,695	1,239,343
Home Reit PLC(a)	3,524,118	1,494,146
Howden Joinery Group PLC	2,427,566	20,926,535
Hunting PLC	627,596	1,845,632
Ibstock PLC(d)	1,708,745	3,644,250
IG Group Holdings PLC	1,765,013	16,293,750
IMI PLC	1,134,371	22,759,849
Impact Healthcare Reit PLC	1,287,629	1,585,864
Impax Asset Management Group PLC	370,642	3,664,020
Inchcape PLC	1,637,683	16,672,361
Indivior PLC, NVS(b)	600,229	11,520,648
IntegraFin Holdings PLC	1,301,801	4,453,298
Intermediate Capital Group PLC	1,263,503	20,746,538
International Distributions Services PLC	3,344,194	10,646,828
Investec PLC	3,040,692	16,950,455
IP Group PLC	4,500,115	3,184,058
ITM Power PLC(b)(c)	1,890,526	1,860,556
ITV PLC	15,759,501	16,040,307
IWG PLC(b)	3,279,791	7,004,708
J D Wetherspoon PLC(b)	419,217	3,756,448
JET2 PLC	703,270	10,861,397
John Wood Group PLC(b)	2,986,526	8,474,195
Johnson Service Group PLC	1,921,107	2,935,852
JTC PLC(d)	588,747	5,873,044
Judges Scientific PLC	23,518	2,937,892
Jupiter Fund Management PLC	1,877,285	3,072,462
Just Group PLC	4,515,794	5,011,224
Kainos Group PLC	355,968	5,555,344
Kape Technologies PLC(b)	742,480	2,678,031
Keller Group PLC	309,380	2,597,274
Keywords Studios PLC	321,243	10,928,308
Kier Group PLC(b)	1,941,177	1,871,154

Security	Shares	Value

United Kingdom (continued)
Lancashire Holdings Ltd.	1,058,885	$8,161,717
Learning Technologies Group PLC	2,573,767	3,638,905
Liontrust Asset Management PLC	272,932	2,955,740
LondonMetric Property PLC	4,076,029	9,885,386
LXI REIT PLC	7,243,653	9,607,895
Man Group PLC/Jersey	5,567,806	15,923,746
Marks & Spencer Group PLC(b)	8,630,720	17,857,779
Marlowe PLC(b)	354,506	2,245,449
Marshalls PLC	1,006,969	3,804,119
Mediclinic International PLC	1,767,603	11,080,521
Melrose Industries PLC	5,874,298	30,259,054
Mitchells & Butlers PLC(b)	1,127,942	2,480,186
Mitie Group PLC	5,956,482	6,896,026
Moneysupermarket.com Group PLC	2,342,422	8,088,706
Moonpig Group PLC(b)(c)	963,167	1,656,389
Morgan Advanced Materials PLC	1,213,220	4,690,172
Morgan Sindall Group PLC	184,956	3,944,909
National Express Group PLC	2,286,739	3,494,835
NCC Group PLC	1,354,748	1,828,571
Network International Holdings PLC(b)(d)	2,158,131	10,501,762
Next Fifteen Communications Group PLC	363,870	3,850,413
Ninety One PLC	1,968,887	4,481,137
OSB Group PLC	1,867,186	11,691,089
Oxford Biomedica PLC(b)	314,029	1,713,650
Oxford Instruments PLC	238,380	8,268,522
Oxford Nanopore Technologies PLC(b)	1,438,454	4,150,401
Pagegroup PLC	1,414,942	8,074,983
Pan African Resources PLC	7,141,519	1,584,402
Pantheon Resources PLC(b)	3,131,781	734,826
Paragon Banking Group PLC	1,022,914	6,459,876
Penno Group PLC	1,126,918	12,187,219
Petrofac Ltd.(b)(c)	1,900,153	1,706,239
Pets at Home Group PLC	2,121,488	10,292,111
Picton Property Income Ltd. (The)	2,319,850	2,226,141
Playtech PLC(b)	1,001,287	7,268,303
Plus500 Ltd.	415,082	8,685,546
Polar Capital Holdings PLC	304,720	1,872,660
Premier Foods PLC	2,816,648	4,438,938
Primary Health Properties PLC	5,571,733	7,474,161
Provident Financial PLC	1,048,921	2,966,022
PRS REIT PLC (The)	2,227,555	2,413,152
PZ Cussons PLC	1,029,402	2,593,871
QinetiQ Group PLC	2,527,581	11,810,309
Quilter PLC(d)	5,748,071	6,153,302
Rank Group PLC(b)	917,555	1,111,855
Rathbones Group PLC	261,847	6,439,558
Reach PLC	1,308,887	1,389,978
Redde Northgate PLC	971,053	4,588,596
Redrow PLC	1,233,882	8,044,397
Regional REIT Ltd.(d)	1,630,062	1,136,962
Renewi PLC(b)	348,297	2,631,789
Renishaw PLC	156,681	7,107,000
Restore PLC	542,677	1,998,288
RHI Magnesita NV	109,612	3,115,577
Rightmove PLC	3,593,848	26,012,541
Rotork PLC	3,733,016	15,384,824
RS GROUP PLC	2,052,279	23,810,636
RWS Holdings PLC	1,355,244	4,339,762
S4 Capital PLC(b)	1,623,813	2,985,146
Safestore Holdings PLC	929,689	11,588,877

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Savills PLC	625,269	$7,569,482
Serco Group PLC	5,083,554	9,717,301
Serica Energy PLC	877,126	2,621,738
SIG PLC(b)	2,967,650	1,662,665
Sirius Real Estate Ltd.	5,112,133	5,175,076
Smart Metering Systems PLC	547,908	5,460,468
Softcat PLC	567,865	9,567,829
SolGold PLC(b)(c)	4,993,581	1,195,643
Spectris PLC	455,683	21,580,053
Spire Healthcare Group PLC(b)(d)	1,221,135	3,506,702
Spirent Communications PLC	2,653,234	6,032,468
SSP Group PLC(b)	3,473,444	11,253,619
SThree PLC	555,527	2,942,739
Supermarket Income Reit PLC	5,405,091	5,947,697
Synthomer PLC	1,610,565	2,426,766
Target Healthcare REIT PLC	2,618,062	2,540,073
Tate & Lyle PLC	1,741,481	17,856,871
TBC Bank Group PLC	181,190	5,362,584
Team17 Group PLC(b)	463,223	2,107,403
Telecom Plus PLC	276,113	6,266,912
THG PLC(b)(c)	3,283,315	4,142,070
TI Fluid Systems PLC(d)	1,426,175	1,896,302
TORM PLC, Class A	124,598	3,899,858
TP ICAP Group PLC	3,446,225	7,367,106
Trainline PLC(b)(d)	2,093,382	6,561,361
Travis Perkins PLC	928,075	11,200,621
Tritax Big Box REIT PLC	8,145,239	15,913,804
Trustpilot Group PLC(b)(d)	987,975	1,097,008
Tullow Oil PLC(b)(c)	5,007,097	1,757,795
Tyman PLC	847,251	2,624,690
UK Commercial Property REIT Ltd.	3,386,658	2,286,366
UNITE Group PLC (The)	1,497,015	18,063,396
Urban Logistics REIT PLC	2,027,152	3,602,340
Vesuvius PLC	946,354	4,830,211
Victoria PLC(b)(c)	271,620	1,778,478
Victrex PLC	378,405	7,996,108
Virgin Money UK PLC	5,444,975	10,701,542
Vistry Group PLC	1,510,154	14,885,297
Volex PLC	493,114	1,583,388
Volution Group PLC	859,583	4,681,939
Warehouse REIT PLC	1,730,905	2,379,795
Watches of Switzerland Group PLC(b)(d)	1,047,774	10,949,111
Weir Group PLC (The)	1,134,844	26,264,095
WH Smith PLC	573,524	11,376,470
Wickes Group PLC	1,080,710	1,830,830
Wincanton PLC	516,941	1,396,781
Workspace Group PLC	621,420	3,728,350
XP Power Ltd.(c)	81,553	2,270,192
Yellow Cake PLC(b)(d)	749,249	3,542,950
YouGov PLC	460,597	4,920,271
Young & Co’s Brewery PLC, Series A	93,647	1,347,561
		1,738,347,141
Total Common Stocks — 98.5%
(Cost: $12,346,242,680)		11,064,038,336

Security	Shares	Value

Preferred Stocks

Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	36,352	$2,045,651
Einhell Germany AG, Preference Shares, NVS	6,988	1,208,913
Fuchs Petrolub SE, Preference Shares, NVS	303,735	11,999,638
Jungheinrich AG, Preference Shares, NVS	209,728	8,129,003
Schaeffler AG, Preference Shares, NVS	534,350	3,881,773
Sixt SE, Preference Shares, NVS	70,974	5,654,670
STO SE & Co. KGaA, Preference Shares, NVS	10,085	1,965,882
		34,885,530
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	210,221	4,305,534

Total Preferred Stocks — 0.3%
(Cost: $36,411,312)		39,191,064

Rights

France — 0.0%
Mersen SA, (Expires 05/30/23, Strike Price Euro 28.00)	78,900	128,174

Singapore — 0.0%
Keppel Infrastructure Trust, (Expires 05/17/23, Strike Price SGD 0.47)	773,490	13,333

Spain — 0.0%
Faes Farma SA, (Expires 05/10/23)(a)(b)	1,332,513	179,132
Tecnicas Reunidas SA, (Expires 05/11/23, Strike Price Euro 6.15)(a)	145,997	157,174
		336,306
Total Rights — 0.0%
(Cost: $172,607)		477,813

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	42,123	—

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(c)	96,743	1

Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(c)	3,096,556	34

Total Warrants — 0.0%
(Cost: $—)		35

Total Long-Term Investments — 98.8%
(Cost: $12,382,826,599)		11,103,707,248

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	411,000,462	$411,123,762
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	3,500,000	3,500,000

Total Short-Term Securities — 3.7%
(Cost: $414,496,928)		414,623,762

Total Investments — 102.5%
(Cost: $12,797,323,527)		11,518,331,010

Liabilities in Excess of Other Assets — (2.5)%		(280,580,014)

Net Assets — 100.0%		$11,237,750,996

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$488,918,475	$—		$(78,028,756	)(a)	$104,598	$129,445	$411,123,762	411,000,462	$12,329,307	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,220,000	280,000	(a)	—		—	—	3,500,000	3,500,000	81,410		1
						$104,598	$129,445	$414,623,762		$12,410,717		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	289	06/08/23	$43,794	$1,150,619
Euro STOXX 50 Index	1,102	06/16/23	52,543	1,270,054
FTSE 100 Index	332	06/16/23	32,807	618,697
				$3,039,370

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$714,971,501	$10,342,651,734	$6,415,101	$11,064,038,336
Preferred Stocks	1,208,913	37,982,151	—	39,191,064
Rights	—	141,507	336,306	477,813
Warrants	—	1	34	35
Short-Term Securities
Money Market Funds	414,623,762	—	—	414,623,762
	$1,130,804,176	$10,380,775,393	$6,751,441	$11,518,331,010
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,039,370	$—	$3,039,370

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt